      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 5, 2017.

                                                            FILE NOS. 333-198224
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 7                [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                                  Amendment No. 8                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              (Name of Depositor)


                                175 WATER STREET
                            NEW YORK, NEW YORK 10038
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                              MANDA GHAFERI, ESQ.
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              21650 OXNARD STREET
                        WOODLAND HILLS, CALIFORNIA 91367
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on October 6, 2017 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- --------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Select Investor Variable Annuity;
                                                                                    Purchasing a Polaris Select Investor
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Select Investor Variable
                                                                                    Annuity; Purchasing a Polaris Select
                                                                                    Investor Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Select Investor
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                     CAPTION
--------------------------------------------------- --------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Select Investor Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P);
                                                     Financial Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Select Investor
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P);
                                                     Annuity Income Payments; Annuity Unit
                                                     Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        [POLARIS SELECT INVESTOR LOGO]
                                   PROSPECTUS


                                OCTOBER 9, 2017

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has many investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Lord Abbett Series Fund, Inc., Morgan Stanley Variable Insurance Fund, Inc., Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated October 9, 2017. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




UNDERLYING FUNDS:                                            MANAGED BY:
  American Funds(R) Capital Income Builder Portfolio         Capital Research and Management Company(1)
  BlackRock Global Allocation V.I. Fund                      BlackRock Advisors, LLC
  BlackRock iShares Alternative Strategies V.I. Fund         BlackRock Advisors, LLC
  BlackRock iShares Dynamic Allocation V.I. Fund             BlackRock Advisors, LLC
  BlackRock iShares Dynamic Fixed Income V.I. Fund           BlackRock Advisors, LLC
  BlackRock iShares Equity Appreciation V.I. Fund            BlackRock Advisors, LLC
  Columbia Variable Portfolio - Emerging Markets Bond Fund   Columbia Management Investment Advisers, LLC
  Columbia Variable Portfolio - Limited Duration Credit Fund Columbia Management Investment Advisers, LLC
  Franklin Founding Funds Allocation VIP Fund                Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                   Franklin Advisers, Inc.
  Franklin Strategic Income VIP Fund                         Franklin Advisers, Inc.
  Goldman Sachs VIT Global Trends Allocation Fund            Goldman Sachs Asset Management International
  Goldman Sachs VIT Multi-Strategy Alternatives Portfolio    Goldman Sachs Asset Management, L.P.
  Goldman Sachs VIT Strategic Income Fund                    Goldman Sachs Asset Management International
  Goldman Sachs VIT Government Money Market Fund             Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                       Invesco Advisers, Inc.
  Invesco V.I. Balanced-Risk Allocation Fund                 Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                                 Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                        Invesco Advisers, Inc.
  Ivy VIP Asset Strategy Portfolio                           Ivy Investment Management Company
  Lord Abbett Bond Debenture Portfolio                       Lord, Abbett & Co. LLC
  Lord Abbett Fundamental Equity Portfolio                   Lord, Abbett & Co. LLC
  Lord Abbett Growth and Income Portfolio                    Lord, Abbett & Co. LLC
  Lord Abbett Short Duration Income Portfolio                Lord, Abbett & Co. LLC
  Morgan Stanley VIF Global Infrastructure Portfolio         Morgan Stanley Investment Management Inc.





UNDERLYING FUNDS:                                            MANAGED BY:
  Neuberger Berman AMT U.S. Equity Index PutWright           NB Alternative Investment Management LLC
   Strategy Portfolio
  PIMCO All Asset Portfolio                                  Pacific Investment Management Company LLC
  PIMCO Emerging Markets Bond Portfolio                      Pacific Investment Management Company LLC
  PIMCO Unconstrained Bond Portfolio                         Pacific Investment Management Company LLC
  SA AB Growth Portfolio                                     AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                      AllianceBernstein L.P.
  SA Allocation Balanced Portfolio                           SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio                             SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio                    SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio                           SunAmerica Asset Management, LLC
  SA American Funds(R) Asset Allocation Portfolio            Capital Research and Management Company(1)
  SA American Funds(R) Global Growth Portfolio               Capital Research and Management Company(1)
  SA American Funds(R) Growth Portfolio                      Capital Research and Management Company(1)
  SA American Funds(R) Growth-Income Portfolio               Capital Research and Management Company(1)
  SA American Funds(R) VCP Managed Asset Allocation          Capital Research and Management Company(1)
   Portfolio
  SA BlackRock Multi-Asset Income Portfolio                  BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio              BlackRock Investment Management, LLC
  SA Boston Company Capital Growth Portfolio                 The Boston Company Asset Management, LLC
  SA Columbia Focused Growth Portfolio                       Columbia Management Investment Advisers, LLC
  SA Columbia Focused Value Portfolio                        Columbia Management Investment Advisers, LLC
  SA Columbia Technology Portfolio                           Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                          Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                           SunAmerica Asset Management, LLC
  SA Edge Asset Allocation Portfolio                         Principal Global Investors, LLC
  SA Federated Corporate Bond Portfolio                      Federated Investment Management Company
  SA Franklin Foreign Value Portfolio                        Templeton Investment Counsel, LLC
  SA Franklin Small Company Value Portfolio                  Franklin Advisory Services, LLC
  SA Goldman Sachs Global Bond Portfolio                     Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Allocation           Goldman Sachs Asset Management, L.P.
    Portfolio*
  SA Index Allocation 60/40 Portfolio*                       SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio*                       SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio*                       SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                  Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio                     Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                          Janus Capital Management, LLC
  SA JPMorgan Balanced Portfolio                             J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                     J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                        J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                      J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                        J.P. Morgan Investment Management Inc. and Massachusetts
                                                             Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                       J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio                 Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio*            QS Investors, LLC
  SA MFS Blue Chip Growth Portfolio                          Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio             Massachusetts Financial Services Company
  SA MFS Telecom Utility Portfolio                           Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                              Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio         Morgan Stanley Investment Management Inc.
  SA Multi Multi-Managed Diversified Fixed Income Portfolio  PineBridge Investments LLC and Wellington Management
                                                             Company, LLP
  SA Multi-Managed International Equity Portfolio            Schroder Investment Management North America Inc., T. Rowe
                                                             Price Associates, Inc. and SunAmerica Asset Management,
                                                             LLC
  SA Multi-Managed Large Cap Growth Portfolio                Goldman Sachs Asset Management, L.P., Janus Capital
                                                             Management LLC and SunAmerica Asset Management, LLC
  SA Multi-Managed Large Cap Value Portfolio                 American Century Investment, Inc., Wellington Management
                                                             Company LLP and SunAmerica Asset Management, LLC
  SA Multi-Managed Mid Cap Growth Portfolio                  T. Rowe Price Associates, Inc., Wellington Management Company
                                                             LLP and SunAmerica Asset Management, LLC
  SA Multi-Managed Mid Cap Value Portfolio                   T. Rowe Price Associates, Inc., Massachusetts Financial Services
                                                             Company and SunAmerica Asset Management, LLC





UNDERLYING FUNDS:                                           MANAGED BY:
  SA Multi-Managed Small Cap Portfolio                      PNC Capital Advisors, LLC, J.P. Morgan Investment
                                                            Management Inc. and SunAmerica Assset Management, LLC
  SA Oppenheimer Main Street Large Cap Portfolio            OppenheimerFunds, Inc.
  SA PIMCO VCP Tactical Balanced Portfolio                  Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio                   PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC
  SA Pyramis Real Estate Portfolio                          FIAM LLC
  SA Schroders VCP Global Allocation Portfolio              Schroder Investment Management North America Inc.
  SA T. Rowe Price Asset Allocation Growth Portfolio*       T. Rowe Price Associates, Inc.
  SA T. Rowe Price Growth Stock Portfolio                   T. Rowe Price Associates, Inc.
  SA T. Rowe Price VCP Balanced Portfolio                   T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio                       SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio                         SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Index Allocation Portfolio*                        SunAmerica Asset Management, LLC and T. Rowe Price
                                                            Associates, Inc.
  SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio       Wellington Management Company LLP
  SA Wellington Growth Portfolio                            Wellington Management Company LLP
  SA Wellington Natural Resources Portfolio                 Wellington Management Company LLP
  SA Wellington Real Return Portfolio                       Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated
  SA WellsCap Fundamental Growth Portfolio                  Wells Capital Management Incorporated
  VALIC Company I Global Social Awareness Fund              SunAmerica Asset Management, LLC
  VALIC Company I International Equities Index Fund         SunAmerica Asset Management, LLC
  VALIC Company I Mid Cap Index Fund                        SunAmerica Asset Management, LLC
  VALIC Company I Nasdaq-100 Index Fund                     SunAmerica Asset Management, LLC
  VALIC Company I Small Cap Index Fund                      SunAmerica Asset Management, LLC
  VALIC Company I Stock Index Fund                          SunAmerica Asset Management, LLC



1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.

* Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





GLOSSARY....................................................   3
HIGHLIGHTS..................................................   4
FEE TABLE...................................................   5
   Maximum Owner Transaction Expenses.......................   5
   Contract Maintenance Fee.................................   5
   Separate Account Charges.................................   5
   Total Annual Portfolio Operating Expenses................   5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   6
THE POLARIS SELECT INVESTOR
  VARIABLE ANNUITY..........................................   8
   C-Share Option...........................................   8
PURCHASING A POLARIS SELECT INVESTOR
  VARIABLE ANNUITY..........................................   8
   Allocation of Purchase Payments..........................   9
   Accumulation Units.......................................  10
   Free Look................................................  10
   Exchange Offers..........................................  11
   Important Information for Military Servicemembers........  11
INVESTMENT OPTIONS..........................................  11
   Variable Portfolios......................................  11
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)....................................  12
      American Funds Insurance Series.......................  12
      BlackRock Variable Series Funds, Inc..................  12
      Columbia Funds Variable Series Trust II...............  12
      Franklin Templeton Variable Insurance Products Trust..  12
        .
      Goldman Sachs Variable Insurance Trust................  12
      Ivy Variable Insurance Portfolios.....................  12
      Lord Abbett Series Fund, Inc..........................  12
      Morgan Stanley Variable Insurance Fund, Inc...........  13
      Neuberger Berman Advisers Management Trust............  13
      PIMCO Variable Insurance Trust........................  13
      VALIC Company I.......................................  13
      Anchor Series Trust...................................  13
      Seasons Series Trust..................................  13
      SunAmerica Series Trust...............................  13
   Substitution, Addition or Deletion of Variable             18
     Portfolios.............................................
   Fixed Accounts...........................................  18
   Dollar Cost Averaging Fixed Accounts.....................  18
   Dollar Cost Averaging Program............................  19
   Transfers During the Accumulation Phase..................  19
   Automatic Asset Rebalancing Program......................  22
   Voting Rights............................................  22
ACCESS TO YOUR MONEY........................................  22
   Free Withdrawal Amount...................................  22
   Systematic Withdrawal Program............................  23
   Nursing Home Waiver......................................  24
   Minimum Contract Value...................................  24
   Qualified Contract Owners................................  24
DEATH BENEFITS..............................................  24
   Beneficiary Continuation Programs........................  25
   Death Benefit Defined Terms..............................  26
   Standard Death Benefit...................................  26
   Optional Return of Purchase Payment Death Benefit........  26
   Spousal Continuation.....................................  26
EXPENSES....................................................  27
   Separate Account Charges.................................  27
   Withdrawal Charges.......................................  27
   Underlying Fund Expenses.................................  28
   Contract Maintenance Fee.................................  28
   Transfer Fee.............................................  29
   Optional Return of Purchase Payment Death Benefit Fee....  29
   C-Share Option Fee.......................................  29
   Premium Tax..............................................  29
   Income Taxes.............................................  29
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited.......................................  29
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT..................................................  29
ANNUITY INCOME OPTIONS......................................  31
   The Income Phase.........................................  31
   Annuity Income Options...................................  31
   Fixed or Variable Annuity Income Payments................  32
   Annuity Income Payments..................................  32
   Transfers During the Income Phase........................  33
   Deferment of Payments....................................  33
TAXES.......................................................  33
   Annuity Contracts in General.............................  33
   Tax Treatment of Distributions - Non-Qualified Contracts.  33
   Tax Treatment of Distributions - Qualified Contracts.....  34
   Required Minimum Distributions...........................  35
   Tax Treatment of Death Benefits..........................  36
   Contracts Owned by a Trust or Corporation................  36
   Foreign Account Tax Compliance ("FATCA").................  36
   Other Withholding Tax....................................  36
   Gifts, Pledges and/or Assignments of a Contract..........  36
   Diversification and Investor Control.....................  37
OTHER INFORMATION...........................................  37
   The Distributor..........................................  37
   The Company..............................................  37
   The Separate Account.....................................  38
   The General Account......................................  38
   Financial Statements.....................................  38
   Administration...........................................  39
   Legal Proceedings........................................  39
   Registration Statements..................................  40
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.............  40
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... B-1
APPENDIX C - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND SELECT STRATEGY FOR CONTRACTS
  ISSUED PRIOR TO FEBRUARY 6, 2017.......................... C-1



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds(R) Global Growth, SA American Funds(R) Growth, SA American Funds(R) Growth-Income, SA American Funds(R) Asset Allocation, and SA American Funds(R) VCP Managed Asset Allocation Variable Portfolios.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,000,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Seasons Series Trust, SunAmerica Series Trust, Morgan Stanley Variable Insurance Fund, Inc. and VALIC Company I.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Select Investor Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.10% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 5 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. If you elect the C-Share Option when you purchase the contract, a withdrawal charge will not be applicable. PLEASE SEE C-SHARE OPTION BELOW. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.40%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS SELECT INVESTOR VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY
AND/OR VARIABILITY.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS FOR A LOWER FEE THAT DO NOT OFFER THE C-SHARE OPTION. ELECTING THE C-SHARE OPTION WILL RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THIS PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 7%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50


SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)...................... 1.10%
  Optional Return of Purchase Payment Death
     Benefit Fee(5)............................... 0.35%
  C-Share Option Fee(6)........................... 0.25%
                                                   ----
     Maximum Separate Account Annual Expenses..... 1.70%
                                                   ====

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF DECEMBER 31, 2016)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(7)   MAXIMUM(7)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.34%        3.63%


FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 years, or is not applicable if you elect the C-Share Option as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENTS.....   1    2    3    4    5   6+
  Without C-Share Option..................... 7%   7%   6%   6%   5%   0%
  With C-Share Option........................ 0%   0%   0%   0%   0%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

 4 If you do not elect any optional features, your separate account annual expenses would be 1.10%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct the same Separate Account Charge. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 If you do not elect the C-Share Option, the fee for the Optional Return of Purchase Payment Death Benefit is 0.30%.

 6 You may elect the optional C-Share Option if your contract was issued on or after May 1, 2015. All features may not be available in all firms. The optional C-Share Option may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this feature. PLEASE SEE C-SHARE OPTION BELOW.


 7 The maximum expense is for the Goldman Sachs VIT Multi-Strategy Alternatives
   Portfolio, an Underlying Fund of Goldman Sachs Variable Insurance Trust. There is a contractual agreement with Goldman Sachs Variable Insurance
   Trust under which it will waive 1.96% of its fee and the fee is 1.67% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.67%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees. The minimum expense is for VALIC Company I Stock Index Fund, an Underlying Fund of
   VALIC Company I.



                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.

We have provided separate Maximum and Minimum Expense Examples below to reflect two scenarios: (1) with election of the C-Share Option, which means there are no withdrawal charges, and (2) without election of the C-Share Option, which means withdrawal charges are assessed where applicable.




MAXIMUM EXPENSE EXAMPLES (WITH ELECTION OF THE C-SHARE OPTION)
(assuming maximum separate account annual expenses of 1.70% (including the optional Return of Purchase Payment death benefit and the C-Share Option) and investment in an Underlying Fund with total expenses of 3.63%.*)

(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $345      $1,434      $1,514      $5,180

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $345      $1,434      $2,514      $5,180

MAXIMUM EXPENSE EXAMPLES (WITHOUT ELECTION OF THE C-SHARE OPTION)
(assuming maximum separate account annual expenses of 1.40% (including the optional Return of Purchase Payment death benefit) and investment in an Underlying Fund with total expenses of 3.63%.*)

(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR        3 YEARS     5 YEARS     10 YEARS
--------------   ---------   ---------   ---------
     $1,015      $1,949      $2,882      $4,956

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $315      $1,349      $2,382      $4,956


MINIMUM EXPENSE EXAMPLES (WITH ELECTION OF THE C-SHARE OPTION)
(assuming minimum separate account annual expenses of 1.35% (including the C-Share Option) and investment in an Underlying Fund with total expenses of 0.35%.)

(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $178      $551        $949        $2,062

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $178      $551        $949        $2,062

MINIMUM EXPENSE EXAMPLES (WITHOUT ELECTION OF THE C-SHARE OPTION)
(assuming minimum separate account annual expenses of 1.10% and investment in an Underlying Fund with total expenses of 0.35%.)

(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $853      $1,071      $1,318      $1,791

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $153      $474        $818        $1,791


                                       6


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges under each scenario. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Expense Examples with election of the optional C-Share Option reflect no withdrawal charge and the applicable feature fee.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

* The 1 year Maximum Expense Example reflects the Goldman Sachs Variable Insurance Trust 1.96% fee waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       7

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          THE POLARIS SELECT INVESTOR

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you may be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, unless you elected the C-Share Option, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.


C-SHARE OPTION

The C-Share Option is available for election only on contracts issued on or after May 1, 2015.

For an additional annualized fee of 0.25% of the average daily ending net asset value allocated to the Variable Portfolios, you may elect the C-Share Option when you purchase the contract. This option eliminates the withdrawal charge associated with each Purchase Payment and therefore, withdrawal charges will not be applicable in your contract. Fixed Accounts are not available with election of the C-Share Option. We reserve the right to modify, suspend or terminate the C-Share Option at any time for prospectively issued contracts and we will notify you prior to exercising that right. PLEASE SEE EXPENSES BELOW.

This option may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PURCHASING A POLARIS SELECT INVESTOR

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT           PAYMENT       PAYMENT
        Qualified         $25,000             $500           $100
      Non-Qualified       $25,000             $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to


                                       8



Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract Owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the


                                       9



Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your


                                       10



contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

All Variable Portfolios may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same adviser or sub-adviser. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment adviser or sub-adviser.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds. Fund-of-Funds and Master-Feeder Funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the


                                       11



Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

Certain Underlying Funds invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial advisors regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance
     Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES -- CLASS 4 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series
     ("AFIS").


     BLACKROCK VARIABLE SERIES FUNDS, INC. - CLASS III SHARES

     BlackRock Advisors, LLC is the investment advisor to BlackRock Variable Series Funds, Inc. ("BLK").


     COLUMBIA FUNDS VARIABLE SERIES TRUST II - CLASS 2 SHARES

     Columbia Management Investment Advisers, LLC is the investment advisor to Columbia Funds Variable Series Trust II ("CFT II").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST - CLASS ADV SHARES, SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     IVY VARIABLE INSURANCE PORTFOLIOS - CLASS A SHARES

     Ivy Investment Management Company is the investment advisor to Ivy Variable Insurance Portfolios ("IVY").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


                                       12




     MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II SHARES

     Morgan Stanley Investment Management Inc. is the investment advisor to Morgan Stanley Variable Insurance Fund, Inc. ("MSVIFI").



     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S SHARES

     NB Alternative Investment Management LLC is the investment advisor to Neuberger Berman Advisers Management Trust ("NBAMT").


     PIMCO VARIABLE INSURANCE TRUST - CLASS ADV SHARES


     Pacific Investment Management Company LLC is the investment advisor to PIMCO Variable Insurance Trust ("PVT").



     VALIC COMPANY I

     The Variable Annuity Life Insurance Company is the investment advisor and SAAMCo is the subadvisor to VALIC Company I ("VAL I"), both affiliates of the Company.


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds of the SAAMCo Managed Trusts. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from your investment in the SAAMCo Managed Trusts than from certain other available Underlying Funds.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder Funds. Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.



            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND SA VCP DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SA VCP Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.



                                       13



            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION PORTFOLIO SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO

            SA T. ROWE PRICE VCP BALANCED PORTFOLIO

            SA VCP INDEX ALLOCATION PORTFOLIO


            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the death benefits. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       14




UNDERLYING FUNDS                                MANAGED BY:                                        TRUST    ASSET CLASS
---------------------------------------------   ----------------------------------------------   --------   -----------------
American Funds(R) Capital Income Builder        Capital Research and Management Company          AFIS       ASSET ALLOCATION
Columbia Variable Portfolio - Emerging          Columbia Management Investment Advisers, LLC     CFT II     BOND
 Markets Bond Fund*
Columbia Variable Portfolio - Limited           Columbia Management Investment Advisers, LLC     CFT II     BOND
 Duration Credit Fund
Franklin Income VIP Fund                        Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Franklin Strategic Income VIP Fund              Franklin Advisers, Inc.                          FTVIPT     BOND
Goldman Sachs VIT Global Trends Allocation      Goldman Sachs Asset Management International     GST        ASSET ALLOCATION
 Fund*
Goldman Sachs VIT Strategic Income Fund*        Goldman Sachs Asset Management International     GST        BOND
Goldman Sachs VIT Government Money              Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Invesco V.I. American Franchise Fund^           Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Balanced-Risk Allocation Fund*     Invesco Advisers, Inc.                           AVIF       ASSET ALLOCATION
Invesco V.I. Comstock Fund^                     Invesco Advisers, Inc.                           AVIF       STOCK
Invesco V.I. Growth and Income Fund             Invesco Advisers, Inc.                           AVIF       STOCK
Ivy VIP Asset Strategy Portfolio*               Ivy Investment Management Company                IVY        ASSET ALLOCATION
Lord Abbett Bond Debenture Portfolio            Lord, Abbett & Co. LLC                           LASF       BOND
Lord Abbett Fundamental Equity Portfolio        Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Growth and Income Portfolio         Lord, Abbett & Co. LLC                           LASF       STOCK
Lord Abbett Short Duration Income Portfolio     Lord, Abbett & Co. LLC                           LASF       BOND
Morgan Stanley VIF Global Infrastructure        Morgan Stanley Investment Management Inc.        MSVIFI     STOCK
 Portfolio*
Neuberger Berman AMT U.S. Equity Index          NB Alternative Investment Management LLC         NBAMT      ASSET ALLOCATION
 PutWright Strategy Portfolio*
PIMCO Emerging Markets Bond Portfolio*          Pacific Investment Management Company LLC        PVT        BOND
PIMCO Unconstrained Bond Portfolio*             Pacific Investment Management Company LLC        PVT        BOND
SA AB Growth Portfolio                          AllianceBernstein L.P.                           SAST       STOCK
SA AB Small & Mid Cap Value Portfolio           AllianceBernstein L.P.                           SAST       STOCK
SA BlackRock Multi-Asset Income Portfolio*      BlackRock Investment Management, LLC             AST        ASSET ALLOCATION
SA Boston Company Capital Growth Portfolio      The Boston Company Asset Management, LLC         SAST       STOCK
SA Columbia Focused Growth Portfolio            Columbia Management Investment Advisers, LLC     SST        STOCK
SA Columbia Focused Value Portfolio             Columbia Management Investment Advisers, LLC     SST        STOCK
SA Columbia Technology Portfolio                Columbia Management Investment Advisers, LLC     SAST       STOCK
SA DFA Ultra Short Bond Portfolio               Dimensional Fund Advisors LP                     SAST       BOND
SA Dogs of Wall Street Portfolio^               SunAmerica Asset Management, LLC                 SAST       STOCK
SA Edge Asset Allocation Portfolio              Principal Global Investors, LLC                  AST        ASSET ALLOCATION
SA Federated Corporate Bond Portfolio           Federated Investment Management Company          SAST       BOND
SA Franklin Foreign Value Portfolio             Templeton Investment Counsel, LLC                SAST       STOCK
SA Franklin Small Company Value Portfolio       Franklin Advisory Services, LLC                  SAST       STOCK
SA Goldman Sachs Global Bond Portfolio          Goldman Sachs Asset Management International     SAST       BOND
SA Goldman Sachs Multi-Asset Insights           Goldman Sachs Asset Management, L.P.             SAST       ASSET ALLOCATION
 Allocation Portfolio
SA Index Allocation 60/40 Portfolio             SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 80/20 Portfolio             SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Index Allocation 90/10 Portfolio             SunAmerica Asset Management, LLC                 SAST       ASSET ALLOCATION
SA Invesco Growth Opportunities Portfolio       Invesco Advisers, Inc.                           SAST       STOCK
SA Janus Focused Growth Portfolio               Janus Capital Management, LLC                    SAST       STOCK
SA JPMorgan Balanced Portfolio                  J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
SA JPMorgan Emerging Markets Portfolio*         J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan Equity-Income Portfolio             J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan Global Equities Portfolio           J.P. Morgan Investment Management Inc.           SAST       STOCK
SA JPMorgan MFS Core Bond Portfolio             J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                Massachusetts Financial Services Company
SA JPMorgan Mid-Cap Growth Portfolio            J.P. Morgan Investment Management Inc.           SAST       STOCK
SA Legg Mason BW Large Cap Value                Brandywine Global Investment Management, LLC     SAST       STOCK
 Portfolio
SA Legg Mason Tactical Opportunities            QS Investors, LLC                                SAST       ASSET ALLOCATION
 Portfolio
SA MFS Blue Chip Growth Portfolio               Massachusetts Financial Services Company         SAST       STOCK
SA MFS Massachusetts Investors                  Massachusetts Financial Services Company         SAST       STOCK
 Trust Portfolio^
SA MFS Telecom Utility Portfolio                Massachusetts Financial Services Company         SAST       STOCK



                                       15



UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   -----------------------------------------------   -------   -----------------
SA MFS Total Return Portfolio^                   Massachusetts Financial Services Company          SAST      ASSET ALLOCATION
SA Morgan Stanley International Equities         Morgan Stanley Investment Management Inc.         SAST      STOCK
 Portfolio
SA Multi Multi-Managed Diversified Fixed         PineBridge Investments LLC and Wellington         SST       BOND
 Income Portfolio                                Management Company, LLP
SA Multi-Managed International Equity            Schroder Investment Management North America      SST       STOCK
 Portfolio                                       Inc., T. Rowe Price Associates, Inc. and
                                                 SunAmerica Asset Management, LLC
SA Multi-Managed Large Cap Growth                Goldman Sachs Asset Management, L.P., Janus       SST       STOCK
 Portfolio                                       Capital Management LLC and SunAmerica
                                                 Asset Management, LLC
SA Multi-Managed Large Cap Value Portfolio       American Century Investment, Inc., Wellington     SST       STOCK
                                                 Management Company LLP and SunAmerica
                                                 Asset Management, LLC
SA Multi-Managed Mid Cap Growth Portfolio        T. Rowe Price Associates, Inc., Wellington        SST       STOCK
                                                 Management Company LLP and SunAmerica
                                                 Asset Management, LLC
SA Multi-Managed Mid Cap Value Portfolio         T. Rowe Price Associates, Inc., Massachusetts     SST       STOCK
                                                 Financial Services Company and SunAmerica
                                                 Asset Management, LLC
SA Multi-Managed Small Cap Portfolio             PNC Capital Advisors, LLC, J.P. Morgan            SST       STOCK
                                                 Investment Management Inc. and SunAmerica
                                                 Asset Management, LLC
SA Oppenheimer Main Street Large Cap             OppenheimerFunds, Inc.                            SAST      STOCK
 Portfolio
SA PineBridge High-Yield Bond Portfolio          PineBridge Investments LLC                        SAST      BOND
SA Putnam Asset Allocation Diversified           Putnam Investment Management, LLC                 SST       ASSET ALLOCATION
 Growth Portfolio
SA Putnam International Growth and Income        Putnam Investment Management, LLC                 SAST      STOCK
 Portfolio
SA Pyramis Real Estate Portfolio*                FIAM LLC                                          SAST      STOCK
SA T. Rowe Price Asset Allocation Growth         T. Rowe Price Associates, Inc.                    SAST      ASSET ALLOCATION
 Portfolio
SA T. Rowe Price Growth Stock Portfolio          T. Rowe Price Associates, Inc.                    SST       STOCK
SA Wellington Capital Appreciation Portfolio     Wellington Management Company LLP                 AST       STOCK
SA Wellington Government and Quality Bond        Wellington Management Company LLP                 AST       BOND
 Portfolio
SA Wellington Growth Portfolio                   Wellington Management Company LLP                 AST       STOCK
SA Wellington Natural Resources Portfolio*       Wellington Management Company LLP                 AST       STOCK
SA Wellington Real Return Portfolio              Wellington Management Company LLP                 SST       BOND
SA WellsCap Aggressive Growth Portfolio          Wells Capital Management Incorporated             SAST      STOCK
SA WellsCap Fundamental Growth Portfolio         Wells Capital Management Incorporated             SAST      STOCK
VALIC Company I Global Social Awareness          SunAmerica Asset Management, LLC                  VAL I     STOCK
 Fund
VALIC Company I International Equities           SunAmerica Asset Management, LLC                  VAL I     STOCK
 Index Fund
VALIC Company I Mid Cap Index Fund               SunAmerica Asset Management, LLC                  VAL I     STOCK
VALIC Company I Nasdaq-100 Index Fund            SunAmerica Asset Management, LLC                  VAL I     STOCK
VALIC Company I Small Cap Index Fund             SunAmerica Asset Management, LLC                  VAL I     STOCK
VALIC Company I Stock Index Fund                 SunAmerica Asset Management, LLC                  VAL I     STOCK


The following Underlying Funds are categorized by type as discussed in VARIABLE PORTFOLIOS above.


FUND-OF-FUNDS


UNDERLYING FUNDS                                  MANAGED BY:                  TRUST    ASSET CLASS
-----------------------------------------------   -------------------------   -------   -----------------
BlackRock Global Allocation V.I. Fund             BlackRock Advisors, LLC     BLK       ASSET ALLOCATION
BlackRock iShares Alternative Strategies V.I.     BlackRock Advisors, LLC     BLK       ASSET ALLOCATION
 Fund*
BlackRock iShares Dynamic Allocation V.I.         BlackRock Advisors, LLC     BLK       ASSET ALLOCATION
 Fund
BlackRock iShares Dynamic Fixed Income            BlackRock Advisors, LLC     BLK       BOND
 V.I. Fund


                                       16



UNDERLYING FUNDS                               MANAGED BY:                                     TRUST    ASSET CLASS
--------------------------------------------   -------------------------------------------   --------   -----------------
BlackRock iShares Equity Appreciation V.I.     BlackRock Advisors, LLC                       BLK        STOCK
 Fund
Franklin Founding Funds Allocation VIP Fund    Franklin Templeton Services, LLC              FTVIPT     ASSET ALLOCATION
Goldman Sachs VIT Multi-Strategy               Goldman Sachs Asset Management, L.P.          GST        ASSET ALLOCATION
 Alternatives Portfolio*
PIMCO All Asset Portfolio*                     Pacific Investment Management Company LLC     PVT        ASSET ALLOCATION
SA Allocation Balanced Portfolio               SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
SA Allocation Growth Portfolio                 SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
SA Allocation Moderate Growth Portfolio        SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
SA Allocation Moderate Portfolio               SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION


MASTER-FEEDER FUNDS



UNDERLYING FUNDS                          MANAGED BY:                                   TRUST    ASSET CLASS
---------------------------------------   ------------------------------------------   -------   -----------------
SA American Funds(R) Asset Allocation     Capital Research and Management Company1     SAST      ASSET ALLOCATION
 Portfolio+
SA American Funds(R) Global Growth        Capital Research and Management Company1     SAST      STOCK
 Portfolio+
SA American Funds(R) Growth Portfolio+    Capital Research and Management Company1     SAST      STOCK
SA American Funds(R) Growth-Income        Capital Research and Management Company1     SAST      STOCK
 Portfolio+


VOLATILITY CONTROL FUNDS



UNDERLYING FUNDS                             MANAGED BY:                                       TRUST    ASSET CLASS
------------------------------------------   ----------------------------------------------   -------   -----------------
SA American Funds(R) VCP Managed Asset       Capital Research and Management Company1         SAST      ASSET ALLOCATION
 Allocation Portfolio*++
SA BlackRock VCP Global Multi Asset          BlackRock Investment Management, LLC             SAST      ASSET ALLOCATION
 Portfolio*
SA Invesco VCP Equity-Income Portfolio*      Invesco Advisers, Inc.                           SAST      ASSET ALLOCATION
SA PIMCO VCP Tactical Balanced Portfolio*    Pacific Investment Management Company LLC        SAST      ASSET ALLOCATION
SA Schroders VCP Global Allocation           Schroder Investment Management North America     SAST      ASSET ALLOCATION
                                             Inc.
 Portfolio*
SA T. Rowe Price VCP Balanced Portfolio*     T. Rowe Price Associates, Inc.                   SAST      ASSET ALLOCATION
                                                                                              SAST      ASSET ALLOCATION
SA VCP Dynamic Allocation Portfolio*++       SunAmerica Asset Management, LLC and
                                             AllianceBernstein L.P.
SA VCP Index Allocation Portfolio            SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                             T. Rowe Price Associates, Inc.
                                                                                              SAST      ASSET ALLOCATION
SA VCP Dynamic Strategy Portfolio*++         SunAmerica Asset Management, LLC and
                                             AllianceBernstein L.P.



^ SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


* This Underlying Fund utilizes alternative investment strategies or invests in alternative asset classes and may be subject to additional risks. Please see INVESTMENT OPTIONS above. The use of alternative investment strategies and asset classes may change over time and other Underlying Funds may also invest in such strategies and asset classes. Please consult each Underlying Fund's prospectus for a complete description of investment strategies and risks.

+     This Underlying Fund is also a Master-Feeder fund.

++    A portion of this Underlying Fund is also a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       17



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SELECT STRATEGY ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or a Select Strategy, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SELECT STRATEGY FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

Fixed Accounts are not available with election of the C-Share Option.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other


                                       18



Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA Program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the


                                       19



telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by U.S. Mail for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 17, 2017 and within the previous twelve months (from August 18, 2016 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2017 must be submitted by U.S. Mail (from August 18, 2017 through August 17, 2018).

We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer


                                       20



privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from


                                       21



Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you purchased your contract with the C-Share Option, a withdrawal charge is not applicable.


FREE WITHDRAWAL AMOUNT

If you purchased your contract with the C-Share Option, the following discussion of Free Withdrawal Amount is not applicable. PLEASE SEE C-SHARE OPTION ABOVE.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUS FREE WITHDRAWALS UPON A FULL SURRENDER FOR THE PURPOSE OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.


                                       22



Your annual free withdrawal amount is 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $1,000 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $1,000, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.


                                       23



Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company. The waiver does not apply if you elected the C-Share Option because there are no applicable withdrawal charges.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       24



If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased Owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 1.10%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges, unless the C-Share Option is elected. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard


                                       25



death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.


STANDARD DEATH BENEFIT

The standard death benefit is contract value.


OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the optional Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. If you elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.35% of the average daily net asset value allocated to the Variable Portfolios. If you do not elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.30% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 76th birthday.

This feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

In addition, if you purchased your Qualified contract through certain broker-dealers with which your financial representative is affiliated, this feature is not optional and the annualized fee for the Return of Purchase Payment death benefit will be included in your Separate Account charges.

The death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the


                                       26



Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Return of Purchase Payment Death Benefit, the death benefit payable upon the Continuing Spouse's death, as described below, would differ depending on whether the Continuing Spouse is age 75 or younger, or age 76 and older, on the Continuation Date.

The Continuing Spouse may not terminate the Return of Purchase Payment death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

The following details the death benefit options payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.


STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The standard death benefit will be contract value.


OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Continuing Spouse is age 75 or younger on the Continuation Date, the death benefit will be the greater of:

     a.   Contract value; or

     b.   Continuation Net Purchase Payments.

If the Continuing Spouse is age 76 or older on the Continuation Date, the death benefit is equal to contract value, and the Optional Return of Purchase Payment Death Benefit fee will not apply.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 1.10% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a


                                       27



withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. A withdrawal charge will not apply if the C-Share Option was elected. PLEASE SEE C-SHARE OPTION ABOVE. After a Purchase Payment has been in the contract for five complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE WITH ELECTION OF THE C-SHARE OPTION:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5   6+
 WITHDRAWAL CHARGE   0%   0%   0%   0%   0%   0%

WITHDRAWAL CHARGE WITHOUT ELECTION OF THE C-SHARE OPTION:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5   6+
 WITHDRAWAL CHARGE   7%   7%   6%   6%   5%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Most Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of up to 0.40% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 4 shares of American Funds Insurance Series, Class 2 shares of Columbia Funds Variable Series Trust II and Franklin Templeton Variable Insurance Products Trust, Class III shares of BlackRock Variable Series Funds, Inc., Class A shares of IVY Variable Insurance Portfolios, Class S shares of Neuberger Berman Advisers Management Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

There is an annualized 0.40% fee applicable to Class Adv shares of the Underlying Funds in the Goldman Sachs Variable Insurance Trust.

The Underlying Funds make payment to us of the 12b-1 fees under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares.

The 12b-1 fees compensate us for costs associated with the distribution and/or servicing of these shares, including, but not limited to, reimbursing us for payments we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.


                                       28



If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.35% of the average daily net asset value allocated to the Variable Portfolios. If you do not elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.30% of the average daily net asset value allocated to the Variable Portfolios.

In addition, if you purchased your Qualified contract through certain broker-dealers with which your financial representative is affiliated, the Return of Purchase Payment death benefit is not optional and the annualized fee for the feature will be included in your Separate Account charges.


C-SHARE OPTION FEE

The annualized fee for the C-Share Option is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios.


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 5.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials).


                                       29



Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.10% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2016 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.40% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.


                                       30



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE DEATH BENEFIT IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


                                       31




If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income


                                       32



payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each


                                       33



annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain reservists called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the Owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31,


                                       34



1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


                                       35



TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


                                       36



DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR



AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of


                                       37



state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


                                       38



THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory


                                       39

examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various lawsuits against the Company have arisen in the ordinary course of business. As of October 2, 2017, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       40

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15        12/31/16
============================================================ =============   =============   =============
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.078      (a)$9.921       (a)$9.636
                                                             (b)$9.910       (b)$9.734       (b)$9.426
 Ending AUV................................................. (a)$9.921       (a)$9.636       (a)$9.892
                                                             (b)$9.734       (b)$9.426       (b)$9.647
 Ending Number of AUs....................................... (a)0            (a)59,270       (a)109,213
                                                             (b)707          (b)4,539        (b)10,932

-------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.975       (a)$9.916       (a)$9.709
                                                             (b)$9.746       (b)$9.699       (b)$9.468
 Ending AUV................................................. (a)$9.916       (a)$9.709       (a)$9.969
                                                             (b)$9.699       (b)$9.468       (b)$9.693
 Ending Number of AUs....................................... (a)0            (a)41,310       (a)52,718
                                                             (b)0            (b)88,310       (b)86,495

-------------------------------------------------------------
BLACKROCK ISHARES ALTERNATIVE STRATEGIES V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.175      (a)$10.165      (a)$9.929
                                                             (b)$10.041      (b)$9.981       (b)$9.720
 Ending AUV................................................. (a)$10.165      (a)$9.929       (a)$10.431
                                                             (b)$9.981       (b)$9.720       (b)$10.182
 Ending Number of AUs....................................... (a)0            (a)37,327       (a)56,190
                                                             (b)0            (b)10,807       (b)18,044

-------------------------------------------------------------
BLACKROCK ISHARES DYNAMIC ALLOCATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.137      (a)$10.077      (a)$9.569
                                                             (b)$9.876       (b)$9.825       (b)$9.302
 Ending AUV................................................. (a)$10.077      (a)$9.569       (a)$10.048
                                                             (b)$9.825       (b)$9.302       (b)$9.739
 Ending Number of AUs....................................... (a)0            (a)19,974       (a)23,870
                                                             (b)0            (b)9,903        (b)9,903

-------------------------------------------------------------
BLACKROCK ISHARES DYNAMIC FIXED INCOME V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.057      (a)$10.045      (a)$9.789
                                                             (b)$9.964       (b)$9.970       (b)$9.687
 Ending AUV................................................. (a)$10.045      (a)$9.789       (a)$10.004
                                                             (b)$9.970       (b)$9.687       (b)$9.870
 Ending Number of AUs....................................... (a)0            (a)3,451        (a)5,574
                                                             (b)0            (b)1,582        (b)6,091

-------------------------------------------------------------
BLACKROCK ISHARES EQUITY APPRECIATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.138      (a)$10.018      (a)$9.244
                                                             (b)$9.704       (b)$9.616       (b)$8.847
 Ending AUV................................................. (a)$10.018      (a)$9.244       (a)$9.971
                                                             (b)$9.616       (b)$8.847       (b)$9.514
 Ending Number of AUs....................................... (a)0            (a)5,562        (a)8,775
                                                             (b)0            (b)4,505        (b)4,273

-------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS BOND FUND - CFTII Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.998       (a)$9.562       (a)$9.333
                                                             (b)$10.363      (b)$9.982       (b)$9.714
 Ending AUV................................................. (a)$9.562       (a)$9.333       (a)$10.253
                                                             (b)$9.982       (b)$9.714       (b)$10.640
 Ending Number of AUs....................................... (a)0            (a)205          (a)205
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND - CFTII Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.988       (a)$9.865       (a)$9.514
                                                             (b)$10.078      (b)$9.962       (b)$9.579
 Ending AUV................................................. (a)$9.865       (a)$9.514       (a)$9.907
                                                             (b)$9.962       (b)$9.579       (b)$9.945
 Ending Number of AUs....................................... (a)0            (a)8,985        (a)2,720
                                                             (b)0            (b)483          (b)0

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.039      (a)$12.915      (a)$11.980
                                                             (b)$12.798      (b)$12.657      (b)$11.705
 Ending AUV................................................. (a)$12.915      (a)$11.980      (a)$13.411
                                                             (b)$12.657      (b)$11.705      (b)$13.064
 Ending Number of AUs....................................... (a)0            (a)407          (a)2,432
                                                             (b)0            (b)3,300        (b)3,161

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$14.245      (a)$13.910      (a)$12.787
                                                             (b)$13.919      (b)$13.623      (b)$12.486
 Ending AUV................................................. (a)$13.910      (a)$12.787      (a)$14.421
                                                             (b)$13.623      (b)$12.486      (b)$14.040
 Ending Number of AUs....................................... (a)183          (a)29,170       (a)46,700
                                                             (b)506          (b)22,626       (b)22,133

-------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.022      (a)$9.844       (a)$9.360
                                                             (b)$9.860       (b)$9.709       (b)$9.203
 Ending AUV................................................. (a)$9.844       (a)$9.360       (a)$9.993
                                                             (b)$9.709       (b)$9.203       (b)$9.796
 Ending Number of AUs....................................... (a)0            (a)27,549       (a)34,259
                                                             (b)1,059        (b)28,224       (b)28,827

-------------------------------------------------------------
GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND - GST Class Service Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.056      (a)$10.179      (a)$9.482
                                                             (b)$9.885       (b)$9.988       (b)$9.276
 Ending AUV................................................. (a)$10.179      (a)$9.482       (a)$9.786
                                                             (b)$9.988       (b)$9.276       (b)$9.544
 Ending Number of AUs....................................... (a)0            (a)3,693        (a)3,937
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Class Service Shares
(Inception Date - 05/02/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)N/A          (a)$9.931
                                                             (b)N/A          (b)N/A          (b)$9.914
 Ending Number of AUs....................................... (a)N/A          (a)N/A          (a)3,437
                                                             (b)N/A          (b)N/A          (b)35,767

-------------------------------------------------------------
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO - GST Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.918       (a)$9.815       (a)$9.233
                                                             (b)$9.710       (b)$9.627       (b)$9.029
 Ending AUV................................................. (a)$9.815       (a)$9.233       (a)$9.157
                                                             (b)$9.627       (b)$9.029       (b)$8.928
 Ending Number of AUs....................................... (a)0            (a)36,457       (a)59,541
                                                             (b)0            (b)8,339        (b)10,565

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15        12/31/16
============================================================ =============   =============   =============
GOLDMAN SACHS VIT STRATEGIC INCOME FUND - GST Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.878       (a)$9.801       (a)$9.476
                                                             (b)$9.820       (b)$9.761       (b)$9.409
 Ending AUV................................................. (a)$9.801       (a)$9.476       (a)$9.442
                                                             (b)$9.761       (b)$9.409       (b)$9.347
 Ending Number of AUs....................................... (a)0            (a)12,348       (a)13,129
                                                             (b)0            (b)1,437        (b)0

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.004      (a)$13.121      (a)$13.594
                                                             (b)$17.843      (b)$18.076      (b)$18.671
 Ending AUV................................................. (a)$13.121      (a)$13.594      (a)$13.717
                                                             (b)$18.076      (b)$18.671      (b)$18.784
 Ending Number of AUs....................................... (a)0            (a)3,642        (a)4,530
                                                             (b)0            (b)0            (b)58

-------------------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.105      (a)$10.173      (a)$9.619
                                                             (b)$9.858       (b)$9.890       (b)$9.323
 Ending AUV................................................. (a)$10.173      (a)$9.619       (a)$10.610
                                                             (b)$9.890       (b)$9.323       (b)$10.252
 Ending Number of AUs....................................... (a)0            (a)16,809       (a)22,763
                                                             (b)0            (b)0            (b)3,514

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.181      (a)$12.271      (a)$11.385
                                                             (b)$15.537      (b)$15.568      (b)$14.401
 Ending AUV................................................. (a)$12.271      (a)$11.385      (a)$13.174
                                                             (b)$15.568      (b)$14.401      (b)$16.613
 Ending Number of AUs....................................... (a)0            (a)50,419       (a)90,231
                                                             (b)0            (b)20,709       (b)26,510

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.043      (a)$12.185      (a)$11.652
                                                             (b)$15.365      (b)$15.481      (b)$14.760
 Ending AUV................................................. (a)$12.185      (a)$11.652      (a)$13.765
                                                             (b)$15.481      (b)$14.760      (b)$17.383
 Ending Number of AUs....................................... (a)0            (a)61,369       (a)107,337
                                                             (b)0            (b)16,199       (b)31,158

-------------------------------------------------------------
IVY VIP ASSET STRATEGY - IVY Class A Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.117      (a)$9.947       (a)$9.017
                                                             (b)$9.754       (b)$9.532       (b)$8.615
 Ending AUV................................................. (a)$9.947       (a)$9.017       (a)$8.690
                                                             (b)$9.532       (b)$8.615       (b)$8.277
 Ending Number of AUs....................................... (a)0            (a)25,839       (a)27,392
                                                             (b)1,077        (b)6,617        (b)9,289

-------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.090      (a)$10.025      (a)$9.764
                                                             (b)$10.079      (b)$10.037      (b)$9.746
 Ending AUV................................................. (a)$10.025      (a)$9.764       (a)$10.829
                                                             (b)$10.037      (b)$9.746       (b)$10.777
 Ending Number of AUs....................................... (a)0            (a)27,126       (a)71,569
                                                             (b)0            (b)7,331        (b)6,984

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
LORD ABBETT FUNDAMENTAL EQUITY - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.180      (a)$10.347      (a)$9.881
                                                             (b)$9.854       (b)$10.032      (b)$9.552
 Ending AUV................................................. (a)$10.347      (a)$9.881       (a)$11.312
                                                             (b)$10.032      (b)$9.552       (b)$10.903
 Ending Number of AUs....................................... (a)0            (a)17,254       (a)16,046
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.921      (a)$12.109      (a)$11.634
                                                             (b)$13.156      (b)$13.389      (b)$12.825
 Ending AUV................................................. (a)$12.109      (a)$11.634      (a)$13.476
                                                             (b)$13.389      (b)$12.825      (b)$14.811
 Ending Number of AUs....................................... (a)0            (a)2,221        (a)5,432
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
LORD ABBETT SHORT DURATION - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.008      (a)$9.948       (a)$9.896
                                                             (b)$10.042      (b)$9.974       (b)$9.892
 Ending AUV................................................. (a)$9.948       (a)$9.896       (a)$10.128
                                                             (b)$9.974       (b)$9.892       (b)$10.093
 Ending Number of AUs....................................... (a)0            (a)42,613       (a)52,169
                                                             (b)0            (b)38,830       (b)8,816

-------------------------------------------------------------
MORGAN STANLEY VIF GLOBAL INFRASTRUCTURE - MSVIFI Class II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.097      (a)$10.114      (a)$8.614
                                                             (b)$10.019      (b)$10.046      (b)$8.531
 Ending AUV................................................. (a)$10.114      (a)$8.614       (a)$9.796
                                                             (b)$10.046      (b)$8.531       (b)$9.671
 Ending Number of AUs....................................... (a)0            (a)22,137       (a)53,230
                                                             (b)0            (b)6,843        (b)12,509

-------------------------------------------------------------
NEUBERGER BERMAN AMT U.S. EQUITY INDEX PUTWRIGHT STRATEGY - NBAMT Class S Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.908       (a)$9.952       (a)$9.345
                                                             (b)$9.979       (b)$9.992       (b)$9.355
 Ending AUV................................................. (a)$9.952       (a)$9.345       (a)$9.184
                                                             (b)$9.992       (b)$9.355       (b)$9.165
 Ending Number of AUs....................................... (a)0            (a)37,322       (a)59,766
                                                             (b)0            (b)4,873        (b)11,168

-------------------------------------------------------------
PIMCO ALL ASSET - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.979       (a)$9.681       (a)$8.695
                                                             (b)$10.145      (b)$9.886       (b)$8.853
 Ending AUV................................................. (a)$9.681       (a)$8.695       (a)$9.710
                                                             (b)$9.886       (b)$8.853       (b)$9.857
 Ending Number of AUs....................................... (a)0            (a)1,558        (a)3,282
                                                             (b)0            (b)519          (b)858

-------------------------------------------------------------
PIMCO EMERGING MARKETS BOND - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.008      (a)$9.563       (a)$9.240
                                                             (b)$10.295      (b)$9.944       (b)$9.579
 Ending AUV................................................. (a)$9.563       (a)$9.240       (a)$10.345
                                                             (b)$9.944       (b)$9.579       (b)$10.693
 Ending Number of AUs....................................... (a)0            (a)900          (a)9,826
                                                             (b)0            (b)3,030        (b)2,900

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
PIMCO UNCONSTRAINED BOND - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.011      (a)$9.978       (a)$9.694
                                                             (b)$9.984       (b)$9.976       (b)$9.663
 Ending AUV................................................. (a)$9.978       (a)$9.694       (a)$10.032
                                                             (b)$9.976       (b)$9.663       (b)$9.970
 Ending Number of AUs....................................... (a)0            (a)13,165       (a)35,680
                                                             (b)0            (b)12,492       (b)13,051

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.353      (a)$13.522      (a)$14.843
                                                             (b)$17.500      (b)$17.707      (b)$19.379
 Ending AUV................................................. (a)$13.522      (a)$14.843      (a)$15.056
                                                             (b)$17.707      (b)$19.379      (b)$19.599
 Ending Number of AUs....................................... (a)0            (a)15,388       (a)34,920
                                                             (b)0            (b)2,950        (b)2,761

-------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.052      (a)$12.351      (a)$11.474
                                                             (b)$18.341      (b)$18.813      (b)$17.425
 Ending AUV................................................. (a)$12.351      (a)$11.474      (a)$14.146
                                                             (b)$18.813      (b)$17.425      (b)$21.419
 Ending Number of AUs....................................... (a)0            (a)25,558       (a)43,616
                                                             (b)0            (b)3,660        (b)4,818

-------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.131      (a)$10.162      (a)$9.917
                                                             (b)$14.213      (b)$14.257      (b)$13.872
 Ending AUV................................................. (a)$10.162      (a)$9.917       (a)$10.322
                                                             (b)$14.257      (b)$13.872      (b)$14.395
 Ending Number of AUs....................................... (a)0            (a)5,921        (a)13,661
                                                             (b)0            (b)3,650        (b)4,379

-------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.179      (a)$10.215      (a)$9.914
                                                             (b)$14.761      (b)$14.824      (b)$14.345
 Ending AUV................................................. (a)$10.215      (a)$9.914       (a)$10.370
                                                             (b)$14.824      (b)$14.345      (b)$14.958
 Ending Number of AUs....................................... (a)0            (a)17,928       (a)18,128
                                                             (b)0            (b)0            (b)665

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.145      (a)$10.179      (a)$9.903
                                                             (b)$14.302      (b)$14.355      (b)$13.924
 Ending AUV................................................. (a)$10.179      (a)$9.903       (a)$10.340
                                                             (b)$14.355      (b)$13.924      (b)$14.496
 Ending Number of AUs....................................... (a)0            (a)858          (a)14,081
                                                             (b)0            (b)819          (b)831

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.155      (a)$10.188      (a)$9.902
                                                             (b)$14.193      (b)$14.247      (b)$13.805
 Ending AUV................................................. (a)$10.188      (a)$9.902       (a)$10.347
                                                             (b)$14.247      (b)$13.805      (b)$14.383
 Ending Number of AUs....................................... (a)0            (a)10,708       (a)10,708
                                                             (b)1,210        (b)1,366        (b)2,060

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15        12/31/16
============================================================ =============   =============   =============
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS ASSET ALLOCATION SAST) - SAST Class 3
Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.308      (a)$11.304      (a)$11.302
                                                             (b)$14.689      (b)$14.658      (b)$14.611
 Ending AUV................................................. (a)$11.304      (a)$11.302      (a)$12.195
                                                             (b)$14.658      (b)$14.611      (b)$15.719
 Ending Number of AUs....................................... (a)0            (a)26,404       (a)27,614
                                                             (b)0            (b)11,999       (b)20,475

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.468      (a)$11.481      (a)$12.112
                                                             (b)$15.738      (b)$15.699      (b)$16.512
 Ending AUV................................................. (a)$11.481      (a)$12.112      (a)$12.021
                                                             (b)$15.699      (b)$16.512      (b)$16.338
 Ending Number of AUs....................................... (a)221          (a)94,028       (a)168,782
                                                             (b)0            (b)10,875       (b)18,234

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.965      (a)$12.083      (a)$12.733
                                                             (b)$15.246      (b)$15.333      (b)$16.109
 Ending AUV................................................. (a)$12.083      (a)$12.733      (a)$13.750
                                                             (b)$15.333      (b)$16.109      (b)$17.344
 Ending Number of AUs....................................... (a)0            (a)114,977      (a)176,877
                                                             (b)0            (b)23,352       (b)34,227

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.477      (a)$12.457      (a)$12.465
                                                             (b)$15.234      (b)$15.201      (b)$15.164
 Ending AUV................................................. (a)$12.457      (a)$12.465      (a)$13.710
                                                             (b)$15.201      (b)$15.164      (b)$16.630
 Ending Number of AUs....................................... (a)612          (a)65,735       (a)109,253
                                                             (b)0            (b)12,149       (b)17,387

-------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST) - SAST
Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.064      (a)$10.054      (a)$9.809
                                                             (b)$12.148      (b)$12.116      (b)$11.786
 Ending AUV................................................. (a)$10.054      (a)$9.809       (a)$10.381
                                                             (b)$12.116      (b)$11.786      (b)$12.436
 Ending Number of AUs....................................... (a)0            (a)50           (a)88
                                                             (b)0            (b)1,808        (b)3,821

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.223      (a)$10.364      (a)$9.766
                                                             (b)$11.332      (b)$11.473      (b)$10.778
 Ending AUV................................................. (a)$10.364      (a)$9.766       (a)$10.265
                                                             (b)$11.473      (b)$10.778      (b)$11.295
 Ending Number of AUs....................................... (a)0            (a)4,869        (a)4,838
                                                             (b)0            (b)2,114        (b)2,114

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 01/25/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)N/A          (a)$10.417
                                                             (b)N/A          (b)N/A          (b)$10.359
 Ending Number of AUs....................................... (a)N/A          (a)N/A          (a)352
                                                             (b)N/A          (b)N/A          (b)2,366

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.088      (a)$12.120      (a)$12.624
                                                             (b)$14.466      (b)$14.517      (b)$15.075
 Ending AUV................................................. (a)$12.120      (a)$12.624      (a)$12.747
                                                             (b)$14.517      (b)$15.075      (b)$15.177
 Ending Number of AUs....................................... (a)0            (a)15,193       (a)32,699
                                                             (b)0            (b)4,413        (b)7,681

-------------------------------------------------------------
SA COLUMBIA FOCUSED GROWTH - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.183      (a)$10.079      (a)$10.285
                                                             (b)$9.922       (b)$9.859       (b)$10.030
 Ending AUV................................................. (a)$10.079      (a)$10.285      (a)$9.251
                                                             (b)$9.859       (b)$10.030      (b)$8.995
 Ending Number of AUs....................................... (a)0            (a)2,785        (a)4,724
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA COLUMBIA FOCUSED VALUE - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.129      (a)$10.406      (a)$9.864
                                                             (b)$9.784       (b)$9.984       (b)$9.436
 Ending AUV................................................. (a)$10.406      (a)$9.864       (a)$11.612
                                                             (b)$9.984       (b)$9.436       (b)$11.075
 Ending Number of AUs....................................... (a)0            (a)3,402        (a)3,400
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.494      (a)$14.171      (a)$15.391
                                                             (b)$15.450      (b)$16.235      (b)$17.579
 Ending AUV................................................. (a)$14.171      (a)$15.391      (a)$17.740
                                                             (b)$16.235      (b)$17.579      (b)$20.202
 Ending Number of AUs....................................... (a)0            (a)20,264       (a)26,031
                                                             (b)0            (b)1,617        (b)3,241

-------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.759       (a)$9.737       (a)$9.586
                                                             (b)$9.268       (b)$9.247       (b)$9.076
 Ending AUV................................................. (a)$9.737       (a)$9.586       (a)$9.449
                                                             (b)$9.247       (b)$9.076       (b)$8.920
 Ending Number of AUs....................................... (a)0            (a)99,937       (a)58,766
                                                             (b)0            (b)1,879        (b)461

-------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.115      (a)$12.140      (a)$12.224
                                                             (b)$18.976      (b)$18.970      (b)$19.045
 Ending AUV................................................. (a)$12.140      (a)$12.224      (a)$14.223
                                                             (b)$18.970      (b)$19.045      (b)$22.093
 Ending Number of AUs....................................... (a)0            (a)40,129       (a)89,309
                                                             (b)0            (b)22,471       (b)33,496

-------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.296      (a)$11.303      (a)$10.960
                                                             (b)$15.525      (b)$15.541      (b)$15.024
 Ending AUV................................................. (a)$11.303      (a)$10.960      (a)$11.978
                                                             (b)$15.541      (b)$15.024      (b)$16.371
 Ending Number of AUs....................................... (a)0            (a)218          (a)220
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15        12/31/16
============================================================ =============   =============   =============
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.277      (a)$10.257      (a)$9.996
                                                             (b)$16.184      (b)$16.169      (b)$15.711
 Ending AUV................................................. (a)$10.257      (a)$9.996       (a)$10.725
                                                             (b)$16.169      (b)$15.711      (b)$16.806
 Ending Number of AUs....................................... (a)0            (a)85,078       (a)147,710
                                                             (b)0            (b)17,116       (b)38,297

-------------------------------------------------------------
SA FRANKLIN FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.517      (a)$10.366      (a)$9.752
                                                             (b)$11.004      (b)$10.889      (b)$10.214
 Ending AUV................................................. (a)$10.366      (a)$9.752       (a)$9.757
                                                             (b)$10.889      (b)$10.214      (b)$10.189
 Ending Number of AUs....................................... (a)0            (a)22,024       (a)47,284
                                                             (b)0            (b)25,126       (b)30,054

-------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.724      (a)$11.699      (a)$10.682
                                                             (b)$15.391      (b)$15.435      (b)$14.051
 Ending AUV................................................. (a)$11.699      (a)$10.682      (a)$13.793
                                                             (b)$15.435      (b)$14.051      (b)$18.090
 Ending Number of AUs....................................... (a)0            (a)19,112       (a)36,229
                                                             (b)0            (b)4,583        (b)6,530

-------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.870       (a)$9.812       (a)$9.402
                                                             (b)$12.613      (b)$12.570      (b)$12.009
 Ending AUV................................................. (a)$9.812       (a)$9.402       (a)$9.398
                                                             (b)$12.570      (b)$12.009      (b)$11.967
 Ending Number of AUs....................................... (a)0            (a)33,962       (a)58,515
                                                             (b)0            (b)12,822       (b)16,592

-------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.890      (a)$12.209      (a)$11.966
                                                             (b)$17.403      (b)$17.945      (b)$17.534
 Ending AUV................................................. (a)$12.209      (a)$11.966      (a)$12.268
                                                             (b)$17.945      (b)$17.534      (b)$17.924
 Ending Number of AUs....................................... (a)0            (a)3,623        (a)4,199
                                                             (b)0            (b)1,189        (b)1,043

-------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.098      (a)$10.184      (a)$9.844
                                                             (b)$11.694      (b)$11.756      (b)$11.329
 Ending AUV................................................. (a)$10.184      (a)$9.844       (a)$10.696
                                                             (b)$11.756      (b)$11.329      (b)$12.273
 Ending Number of AUs....................................... (a)0            (a)346          (a)3,771
                                                             (b)0            (b)1,845        (b)1,845

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.333      (a)$12.303      (a)$12.170
                                                             (b)$16.474      (b)$16.573      (b)$16.345
 Ending AUV................................................. (a)$12.303      (a)$12.170      (a)$11.834
                                                             (b)$16.573      (b)$16.345      (b)$15.845
 Ending Number of AUs....................................... (a)0            (a)24,955       (a)40,995
                                                             (b)0            (b)5,821        (b)7,920

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15        12/31/16
============================================================ =============   =============   =============
SA JPMORGAN BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.630      (a)$11.785      (a)$11.631
                                                             (b)$15.361      (b)$15.541      (b)$15.291
 Ending AUV................................................. (a)$11.785      (a)$11.631      (a)$12.297
                                                             (b)$15.541      (b)$15.291      (b)$16.119
 Ending Number of AUs....................................... (a)0            (a)5,857        (a)13,492
                                                             (b)0            (b)28           (b)6,378

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.241       (a)$8.840       (a)$7.476
                                                             (b)$11.038      (b)$10.660      (b)$8.988
 Ending AUV................................................. (a)$8.840       (a)$7.476       (a)$8.165
                                                             (b)$10.660      (b)$8.988       (b)$9.788
 Ending Number of AUs....................................... (a)0            (a)48,003       (a)66,558
                                                             (b)0            (b)15,889       (b)16,891

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.376      (a)$12.576      (a)$12.137
                                                             (b)$15.518      (b)$15.802      (b)$15.205
 Ending AUV................................................. (a)$12.576      (a)$12.137      (a)$13.837
                                                             (b)$15.802      (b)$15.205      (b)$17.282
 Ending Number of AUs....................................... (a)0            (a)41,153       (a)91,235
                                                             (b)0            (b)14,887       (b)23,379

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.433      (a)$11.458      (a)$11.165
                                                             (b)$12.638      (b)$12.648      (b)$12.288
 Ending AUV................................................. (a)$11.458      (a)$11.165      (a)$11.640
                                                             (b)$12.648      (b)$12.288      (b)$12.772
 Ending Number of AUs....................................... (a)0            (a)23,564       (a)25,774
                                                             (b)0            (b)2,058        (b)5,662

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.814       (a)$9.844       (a)$9.700
                                                             (b)$13.883      (b)$13.923      (b)$13.679
 Ending AUV................................................. (a)$9.844       (a)$9.700       (a)$9.893
                                                             (b)$13.923      (b)$13.679      (b)$13.909
 Ending Number of AUs....................................... (a)0            (a)93,239       (a)191,526
                                                             (b)0            (b)24,841       (b)40,938

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.385      (a)$10.522      (a)$10.418
                                                             (b)$9.789       (b)$9.936       (b)$9.808
 Ending AUV................................................. (a)$10.522      (a)$10.418      (a)$10.769
                                                             (b)$9.936       (b)$9.808       (b)$10.109
 Ending Number of AUs....................................... (a)0            (a)19,959       (a)20,161
                                                             (b)0            (b)7,879        (b)7,832

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.789      (a)$11.885      (a)$11.879
                                                             (b)$14.271      (b)$14.380      (b)$14.331
 Ending AUV................................................. (a)$11.885      (a)$11.879      (a)$13.431
                                                             (b)$14.380      (b)$14.331      (b)$16.154
 Ending Number of AUs....................................... (a)0            (a)39,396       (a)61,013
                                                             (b)0            (b)33,286       (b)33,149

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.658      (a)$12.869      (a)$13.254
                                                             (b)$15.628      (b)$15.857      (b)$16.282
 Ending AUV................................................. (a)$12.869      (a)$13.254      (a)$13.907
                                                             (b)$15.857      (b)$16.282      (b)$17.033
 Ending Number of AUs....................................... (a)0            (a)26,370       (a)42,340
                                                             (b)0            (b)7,555        (b)13,187

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.130      (a)$12.408      (a)$12.269
                                                             (b)$16.612      (b)$16.994      (b)$16.752
 Ending AUV................................................. (a)$12.408      (a)$12.269      (a)$13.150
                                                             (b)$16.994      (b)$16.752      (b)$17.902
 Ending Number of AUs....................................... (a)0            (a)48,870       (a)93,274
                                                             (b)0            (b)25,538       (b)33,854

-------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.801      (a)$11.573      (a)$10.043
                                                             (b)$18.344      (b)$18.179      (b)$15.729
 Ending AUV................................................. (a)$11.573      (a)$10.043      (a)$10.956
                                                             (b)$18.179      (b)$15.729      (b)$17.107
 Ending Number of AUs....................................... (a)0            (a)10,969       (a)16,746
                                                             (b)0            (b)413          (b)3,124

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.290      (a)$11.396      (a)$11.191
                                                             (b)$14.377      (b)$14.516      (b)$14.213
 Ending AUV................................................. (a)$11.396      (a)$11.191      (a)$12.043
                                                             (b)$14.516      (b)$14.213      (b)$15.249
 Ending Number of AUs....................................... (a)0            (a)10,112       (a)14,468
                                                             (b)0            (b)18,826       (b)31,987

-------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3
Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.941       (a)$9.663       (a)$9.559
                                                             (b)$10.738      (b)$10.430      (b)$10.287
 Ending AUV................................................. (a)$9.663       (a)$9.559       (a)$9.247
                                                             (b)$10.430      (b)$10.287      (b)$9.921
 Ending Number of AUs....................................... (a)0            (a)49,310       (a)74,235
                                                             (b)0            (b)20,257       (b)25,021

-------------------------------------------------------------
SA MULTI MULTI-MANAGED DIVERSIFIED FIXED INCOME (FORMERLY DIVERSIFIED FIXED INCOME) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.065      (a)$10.106      (a)$9.943
                                                             (b)$9.983       (b)$10.018      (b)$9.827
 Ending AUV................................................. (a)$10.106      (a)$9.943       (a)$10.148
                                                             (b)$10.018      (b)$9.827       (b)$10.000
 Ending Number of AUs....................................... (a)0            (a)3,823        (a)6,443
                                                             (b)0            (b)1,712        (b)2,019

-------------------------------------------------------------
SA MULTI-MANAGED INTERNATIONAL EQUITY (FORMERLY INTERNATIONAL EQUITY) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.804       (a)$9.595       (a)$9.196
                                                             (b)$9.943       (b)$9.733       (b)$9.300
 Ending AUV................................................. (a)$9.595       (a)$9.196       (a)$9.065
                                                             (b)$9.733       (b)$9.300       (b)$9.140
 Ending Number of AUs....................................... (a)0            (a)18,334       (a)19,837
                                                             (b)0            (b)5,140        (b)5,460

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA MULTI-MANAGED LARGE CAP GROWTH (FORMERLY LARGE CAP GROWTH) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.344      (a)$10.517      (a)$10.849
                                                             (b)$9.880       (b)$10.024      (b)$10.310
 Ending AUV................................................. (a)$10.517      (a)$10.849      (a)$11.038
                                                             (b)$10.024      (b)$10.310      (b)$10.458
 Ending Number of AUs....................................... (a)0            (a)924          (a)165
                                                             (b)0            (b)6,714        (b)6,738

-------------------------------------------------------------
SA MULTI-MANAGED LARGE CAP VALUE (FORMERLY LARGE CAP VALUE) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.232      (a)$10.302      (a)$9.673
                                                             (b)$9.921       (b)$9.981       (b)$9.343
 Ending AUV................................................. (a)$10.302      (a)$9.673       (a)$10.982
                                                             (b)$9.981       (b)$9.343       (b)$10.576
 Ending Number of AUs....................................... (a)0            (a)2,593        (a)3,302
                                                             (b)0            (b)8,459        (b)7,655

-------------------------------------------------------------
SA MULTI-MANAGED MID CAP GROWTH (FORMERLY MID-CAP GROWTH) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.867      (a)$13.019      (a)$13.228
                                                             (b)$19.450      (b)$19.686      (b)$19.941
 Ending AUV................................................. (a)$13.019      (a)$13.228      (a)$13.077
                                                             (b)$19.686      (b)$19.941      (b)$19.655
 Ending Number of AUs....................................... (a)0            (a)19,501       (a)30,240
                                                             (b)0            (b)2,086        (b)1,973

-------------------------------------------------------------
SA MULTI-MANAGED MID CAP VALUE (FORMERLY MID CAP VALUE) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.354      (a)$10.535      (a)$9.791
                                                             (b)$9.820       (b)$9.999       (b)$9.265
 Ending AUV................................................. (a)$10.535      (a)$9.791       (a)$11.210
                                                             (b)$9.999       (b)$9.265       (b)$10.577
 Ending Number of AUs....................................... (a)0            (a)12,748       (a)17,080
                                                             (b)0            (b)8,637        (b)7,738

-------------------------------------------------------------
SA MULTI-MANAGED SMALL CAP (FORMERLY SMALL CAP) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.658      (a)$10.859      (a)$10.108
                                                             (b)$9.695       (b)$10.011      (b)$9.291
 Ending AUV................................................. (a)$10.859      (a)$10.108      (a)$11.859
                                                             (b)$10.011      (b)$9.291       (b)$10.867
 Ending Number of AUs....................................... (a)0            (a)8,068        (a)9,305
                                                             (b)0            (b)2,376        (b)2,128

-------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.417      (a)$12.469      (a)$12.671
                                                             (b)$15.473      (b)$15.514      (b)$15.717
 Ending AUV................................................. (a)$12.469      (a)$12.671      (a)$13.959
                                                             (b)$15.514      (b)$15.717      (b)$17.263
 Ending Number of AUs....................................... (a)0            (a)22,614       (a)43,962
                                                             (b)0            (b)7,764        (b)10,970

-------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.162      (a)$10.178      (a)$9.681
                                                             (b)$11.340      (b)$11.341      (b)$10.756
 Ending AUV................................................. (a)$10.178      (a)$9.681       (a)$10.225
                                                             (b)$11.341      (b)$10.756      (b)$11.326
 Ending Number of AUs....................................... (a)1,249        (a)10,314       (a)12,163
                                                             (b)0            (b)4,412        (b)1,943

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.330      (a)$10.035      (a)$9.475
                                                             (b)$14.013      (b)$13.678      (b)$12.876
 Ending AUV................................................. (a)$10.035      (a)$9.475       (a)$11.055
                                                             (b)$13.678      (b)$12.876      (b)$14.978
 Ending Number of AUs....................................... (a)0            (a)45,783       (a)75,793
                                                             (b)0            (b)6,756        (b)14,492

-------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION DIVERSIFIED GROWTH) - SST Class
3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.242      (a)$10.318      (a)$10.164
                                                             (b)$9.875       (b)$9.942       (b)$9.765
 Ending AUV................................................. (a)$10.318      (a)$10.164      (a)$10.768
                                                             (b)$9.942       (b)$9.765       (b)$10.314
 Ending Number of AUs....................................... (a)0            (a)2,787        (a)2,945
                                                             (b)0            (b)0            (b)1,517

-------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3
Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.278      (a)$9.871       (a)$9.582
                                                             (b)$9.280       (b)$8.943       (b)$8.656
 Ending AUV................................................. (a)$9.871       (a)$9.582       (a)$9.597
                                                             (b)$8.943       (b)$8.656       (b)$8.643
 Ending Number of AUs....................................... (a)0            (a)35,835       (a)39,059
                                                             (b)0            (b)4,477        (b)1,897

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.935      (a)$11.200      (a)$11.252
                                                             (b)$11.376      (b)$11.775      (b)$11.794
 Ending AUV................................................. (a)$11.200      (a)$11.252      (a)$12.059
                                                             (b)$11.775      (b)$11.794      (b)$12.603
 Ending Number of AUs....................................... (a)0            (a)31,205       (a)52,205
                                                             (b)0            (b)4,346        (b)6,653

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 01/25/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)N/A          (a)$10.865
                                                             (b)N/A          (b)N/A          (b)$10.804
 Ending Number of AUs....................................... (a)N/A          (a)N/A          (a)179
                                                             (b)N/A          (b)N/A          (b)2,353

-------------------------------------------------------------
SA T. ROWE PRICE GROWTH STOCK (FORMERLY STOCK) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.392      (a)$10.385      (a)$11.325
                                                             (b)$9.978       (b)$9.968       (b)$10.837
 Ending AUV................................................. (a)$10.385      (a)$11.325      (a)$11.312
                                                             (b)$9.968       (b)$10.837      (b)$10.792
 Ending Number of AUs....................................... (a)0            (a)10,060       (a)12,395
                                                             (b)0            (b)12,059       (b)7,017

-------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 01/25/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)N/A          (a)$10.608
                                                             (b)N/A          (b)N/A          (b)$10.548
 Ending Number of AUs....................................... (a)N/A          (a)N/A          (a)3,555
                                                             (b)N/A          (b)N/A          (b)3,858

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15        12/31/16
============================================================ =============   =============   =============
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.089      (a)$10.130      (a)$9.502
                                                             (b)$12.469      (b)$12.513      (b)$11.703
 Ending AUV................................................. (a)$10.130      (a)$9.502       (a)$9.822
                                                             (b)$12.513      (b)$11.703      (b)$12.061
 Ending Number of AUs....................................... (a)0            (a)111,291      (a)102,887
                                                             (b)0            (b)1,771        (b)1,771

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.091      (a)$10.146      (a)$9.492
                                                             (b)$12.361      (b)$12.426      (b)$11.589
 Ending AUV................................................. (a)$10.146      (a)$9.492       (a)$9.872
                                                             (b)$12.426      (b)$11.589      (b)$12.017
 Ending Number of AUs....................................... (a)2,505        (a)33,835       (a)32,621
                                                             (b)0            (b)1,790        (b)1,790

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.131      (a)$13.208      (a)$14.169
                                                             (b)$21.900      (b)$22.012      (b)$23.542
 Ending AUV................................................. (a)$13.208      (a)$14.169      (a)$14.257
                                                             (b)$22.012      (b)$23.542      (b)$23.617
 Ending Number of AUs....................................... (a)0            (a)59,830       (a)104,621
                                                             (b)0            (b)11,634       (b)14,854

-------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.992       (a)$10.073      (a)$9.991
                                                             (b)$12.286      (b)$12.363      (b)$12.227
 Ending AUV................................................. (a)$10.073      (a)$9.991       (a)$10.002
                                                             (b)$12.363      (b)$12.227      (b)$12.203
 Ending Number of AUs....................................... (a)0            (a)81,776       (a)240,937
                                                             (b)0            (b)19,881       (b)36,576

-------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.304      (a)$12.279      (a)$12.133
                                                             (b)$15.385      (b)$15.363      (b)$15.134
 Ending AUV................................................. (a)$12.279      (a)$12.133      (a)$12.856
                                                             (b)$15.363      (b)$15.134      (b)$15.989
 Ending Number of AUs....................................... (a)0            (a)5,403        (a)5,425
                                                             (b)0            (b)164          (b)334

-------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.455       (a)$8.465       (a)$6.565
                                                             (b)$9.345       (b)$8.456       (b)$6.538
 Ending AUV................................................. (a)$8.465       (a)$6.565       (a)$8.418
                                                             (b)$8.456       (b)$6.538       (b)$8.358
 Ending Number of AUs....................................... (a)0            (a)7,353        (a)10,203
                                                             (b)0            (b)3,203        (b)9,107

-------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.022      (a)$9.937       (a)$9.695
                                                             (b)$11.606      (b)$11.527      (b)$11.213
 Ending AUV................................................. (a)$9.937       (a)$9.695       (a)$9.944
                                                             (b)$11.527      (b)$11.213      (b)$11.466
 Ending Number of AUs....................................... (a)0            (a)38,298       (a)60,135
                                                             (b)0            (b)15,805       (b)21,469

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15        12/31/16
============================================================ =============   =============   =============
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.777      (a)$11.843      (a)$11.546
                                                             (b)$12.695      (b)$12.919      (b)$12.557
 Ending AUV................................................. (a)$11.843      (a)$11.546      (a)$12.232
                                                             (b)$12.919      (b)$12.557      (b)$13.264
 Ending Number of Aus....................................... (a)0            (a)2,240        (a)4,124
                                                             (b)0            (b)1,029        (b)1,802

-------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.461      (a)$12.538      (a)$12.559
                                                             (b)$15.752      (b)$15.899      (b)$15.878
 Ending AUV................................................. (a)$12.538      (a)$12.559      (a)$12.514
                                                             (b)$15.899      (b)$15.878      (b)$15.774
 Ending Number of AUs....................................... (a)0            (a)0            (a)113
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.188      (a)$10.220      (a)$10.075
                                                             (b)$9.929       (b)$9.936       (b)$9.765
 Ending AUV................................................. (a)$10.220      (a)$10.075      (a)$10.658
                                                             (b)$9.936       (b)$9.765       (b)$10.299
 Ending Number of AUs....................................... (a)0            (a)0            (a)909
                                                             (b)0            (b)0            (b)17,652

-------------------------------------------------------------
VALIC COMPANY I INTERNATIONAL EQUITIES INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.790       (a)$9.535       (a)$9.336
                                                             (b)$9.942       (b)$9.696       (b)$9.465
 Ending AUV................................................. (a)$9.535       (a)$9.336       (a)$9.350
                                                             (b)$9.696       (b)$9.465       (b)$9.451
 Ending Number of AUs....................................... (a)0            (a)106,732      (a)267,207
                                                             (b)0            (b)59,417       (b)64,936

-------------------------------------------------------------
VALIC COMPANY I MID CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.461      (a)$10.595      (a)$10.218
                                                             (b)$9.809       (b)$9.972       (b)$9.587
 Ending AUV................................................. (a)$10.595      (a)$10.218      (a)$12.190
                                                             (b)$9.972       (b)$9.587       (b)$11.404
 Ending Number of AUs....................................... (a)0            (a)111,608      (a)151,233
                                                             (b)0            (b)32,098       (b)47,831

-------------------------------------------------------------
VALIC COMPANY I NASDAQ-100 INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.304      (a)$10.447      (a)$11.282
                                                             (b)$9.907       (b)$9.951       (b)$10.714
 Ending AUV................................................. (a)$10.447      (a)$11.282      (a)$11.914
                                                             (b)$9.951       (b)$10.714      (b)$11.281
 Ending Number of AUs....................................... (a)0            (a)52,643       (a)98,500
                                                             (b)0            (b)26,343       (b)34,205

-------------------------------------------------------------
VALIC COMPANY I SMALL CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.711      (a)$10.945      (a)$10.340
                                                             (b)$9.585       (b)$9.918       (b)$9.342
 Ending AUV................................................. (a)$10.945      (a)$10.340      (a)$12.394
                                                             (b)$9.918       (b)$9.342       (b)$11.164
 Ending Number of AUs....................................... (a)0            (a)96,087       (a)102,321
                                                             (b)0            (b)57,158       (b)62,523

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                            FISCAL YEAR     FISCAL YEAR
                             INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS         TO 12/31/14       12/31/15        12/31/16
========================== =============   =============   =============
VALIC COMPANY I STOCK INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV............ (a)$10.340      (a)$10.455      (a)$10.450
                           (b)$9.912       (b)$10.002      (b)$9.967
 Ending AUV............... (a)$10.455      (a)$10.450      (a)$11.534
                           (b)$10.002      (b)$9.967       (b)$10.968
 Ending Number of AUs..... (a)0            (a)429,868      (a)623,103
                           (b)0            (b)106,649      (b)130,332

---------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.078      (a)$9.734       (a)$9.426
                                                             (b)$9.910       (b)$9.734       (b)$9.426
 Ending AUV................................................. (a)$9.734       (a)$9.426       (a)$9.647
                                                             (b)$9.734       (b)$9.426       (b)$9.647
 Ending Number of AUs....................................... (a)0            (a)0            (a)2,436
                                                             (b)0            (b)0            (b)2,436

-------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.975       (a)$9.916       (a)$9.709
                                                             (b)$9.746       (b)$9.699       (b)$9.468
 Ending AUV................................................. (a)$9.916       (a)$9.709       (a)$9.969
                                                             (b)$9.699       (b)$9.468       (b)$9.693
 Ending Number of AUs....................................... (a)0            (a)606          (a)924
                                                             (b)0            (b)2,838        (b)3,838

-------------------------------------------------------------
BLACKROCK ISHARES ALTERNATIVE STRATEGIES V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.175      (a)$10.165      (a)$9.929
                                                             (b)$10.041      (b)$9.981       (b)$9.720
 Ending AUV................................................. (a)$10.165      (a)$9.929       (a)$10.431
                                                             (b)$9.981       (b)$9.720       (b)$10.182
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)1,906        (b)2,909

-------------------------------------------------------------
BLACKROCK ISHARES DYNAMIC ALLOCATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.137      (a)$10.077      (a)$9.569
                                                             (b)$9.876       (b)$9.825       (b)$9.302
 Ending AUV................................................. (a)$10.077      (a)$9.569       (a)$10.048
                                                             (b)$9.825       (b)$9.302       (b)$9.739
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)1,152

-------------------------------------------------------------
BLACKROCK ISHARES DYNAMIC FIXED INCOME V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.057      (a)$10.045      (a)$9.789
                                                             (b)$9.964       (b)$9.970       (b)$9.687
 Ending AUV................................................. (a)$10.045      (a)$9.789       (a)$10.004
                                                             (b)$9.970       (b)$9.687       (b)$9.870
 Ending Number of AUs....................................... (a)0            (a)2,926        (a)2,880
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
BLACKROCK ISHARES EQUITY APPRECIATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.138      (a)$10.018      (a)$9.244
                                                             (b)$9.704       (b)$9.616       (b)$8.847
 Ending AUV................................................. (a)$10.018      (a)$9.244       (a)$9.971
                                                             (b)$9.616       (b)$8.847       (b)$9.514
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS BOND FUND - CFT II Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.998       (a)$9.562       (a)$9.333
                                                             (b)$10.363      (b)$9.982       (b)$9.714
 Ending AUV................................................. (a)$9.562       (a)$9.333       (a)$10.253
                                                             (b)$9.982       (b)$9.714       (b)$10.640
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND - CFT II Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.988       (a)$9.865       (a)$9.514
                                                             (b)$10.078      (b)$9.962       (b)$9.579
 Ending AUV................................................. (a)$9.865       (a)$9.514       (a)$9.907
                                                             (b)$9.962       (b)$9.579       (b)$9.945
 Ending Number of AUs....................................... (a)0            (a)720          (a)743
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.039      (a)$12.915      (a)$11.980
                                                             (b)$12.798      (b)$12.657      (b)$11.705
 Ending AUV................................................. (a)$12.915      (a)$11.980      (a)$13.411
                                                             (b)$12.657      (b)$11.705      (b)$13.064
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)940

-------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$14.245      (a)$13.910      (a)$12.787
                                                             (b)$13.919      (b)$13.623      (b)$12.486
 Ending AUV................................................. (a)$13.910      (a)$12.787      (a)$14.421
                                                             (b)$13.623      (b)$12.486      (b)$14.040
 Ending Number of AUs....................................... (a)0            (a)362          (a)349
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.022      (a)$9.844       (a)$9.360
                                                             (b)$10.078      (b)$10.038      (b)$9.761
 Ending AUV................................................. (a)$9.844       (a)$9.360       (a)$9.993
                                                             (b)$10.038      (b)$9.761       (b)$10.810
 Ending Number of AUs....................................... (a)0            (a)931          (a)1,411
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND - GST Class Service Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.056      (a)$10.179      (a)$9.482
                                                             (b)$9.885       (b)$9.988       (b)$9.276
 Ending AUV................................................. (a)$10.179      (a)$9.482       (a)$9.786
                                                             (b)$9.988       (b)$9.276       (b)$9.544
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Class Service Shares
(Inception Date - 05/02/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)N/A          (a)$9.930
                                                             (b)N/A          (b)N/A          (b)$9.910
 Ending Number of AUs....................................... (a)N/A          (a)N/A          (a)0
                                                             (b)N/A          (b)N/A          (b)0

-------------------------------------------------------------
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO - GST Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.918       (a)$9.815       (a)$9.233
                                                             (b)$9.710       (b)$9.627       (b)$9.029
 Ending AUV................................................. (a)$9.815       (a)$9.233       (a)$9.157
                                                             (b)$9.627       (b)$9.029       (b)$8.928
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)2,024        (b)4,440

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
GOLDMAN SACHS VIT STRATEGIC INCOME FUND - GST Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.878       (a)$9.801       (a)$9.476
                                                             (b)$9.820       (b)$9.761       (b)$9.409
 Ending AUV................................................. (a)$9.801       (a)$9.476       (a)$9.442
                                                             (b)$9.761       (b)$9.409       (b)$9.347
 Ending Number of AUs....................................... (a)0            (a)2,343        (a)520
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.004      (a)$13.121      (a)$13.594
                                                             (b)$17.843      (b)$18.076      (b)$18.671
 Ending AUV................................................. (a)$13.121      (a)$13.594      (a)$13.717
                                                             (b)$18.076      (b)$18.671      (b)$18.784
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.105      (a)$10.173      (a)$9.619
                                                             (b)$9.858       (b)$9.890       (b)$9.323
 Ending AUV................................................. (a)$10.173      (a)$9.619       (a)$10.610
                                                             (b)$9.890       (b)$9.323       (b)$10.252
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.181      (a)$12.271      (a)$11.385
                                                             (b)$15.537      (b)$15.568      (b)$14.401
 Ending AUV................................................. (a)$12.271      (a)$11.385      (a)$13.174
                                                             (b)$15.568      (b)$14.401      (b)$16.613
 Ending Number of AUs....................................... (a)0            (a)2,563        (a)6,610
                                                             (b)0            (b)1,247        (b)2,445

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.043      (a)$12.185      (a)$11.652
                                                             (b)$15.365      (b)$15.481      (b)$14.760
 Ending AUV................................................. (a)$12.185      (a)$11.652      (a)$13.765
                                                             (b)$15.481      (b)$14.760      (b)$17.383
 Ending Number of AUs....................................... (a)0            (a)2,504        (a)6,580
                                                             (b)0            (b)1,404        (b)2,907

-------------------------------------------------------------
IVY VIP ASSET STRATEGY - IVY Class A Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.117      (a)$9.947       (a)$9.017
                                                             (b)$9.754       (b)$9.532       (b)$8.615
 Ending AUV................................................. (a)$9.947       (a)$9.017       (a)$8.690
                                                             (b)$9.532       (b)$8.615       (b)$8.277
 Ending Number of AUs....................................... (a)0            (a)2,089        (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.008      (a)$9.948       (a)$9.896
                                                             (b)$10.079      (b)$10.037      (b)$9.746
 Ending AUV................................................. (a)$9.948       (a)$9.896       (a)$10.128
                                                             (b)$10.037      (b)$9.746       (b)$10.777
 Ending Number of AUs....................................... (a)0            (a)4,460        (a)7,262
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
LORD ABBETT FUNDAMENTAL EQUITY - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.180      (a)$10.347      (a)$9.881
                                                             (b)$9.854       (b)$10.032      (b)$9.552
 Ending AUV................................................. (a)$10.347      (a)$9.881       (a)$11.312
                                                             (b)$10.032      (b)$9.552       (b)$10.903
 Ending Number of AUs....................................... (a)0            (a)0            (a)455
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.921      (a)$12.109      (a)$11.634
                                                             (b)$13.156      (b)$13.389      (b)$12.825
 Ending AUV................................................. (a)$12.109      (a)$11.634      (a)$13.476
                                                             (b)$13.389      (b)$12.825      (b)$14.811
 Ending Number of AUs....................................... (a)0            (a)0            (a)905
                                                             (b)0            (b)0            (b)1,038

-------------------------------------------------------------
LORD ABBETT SHORT DURATION - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.008      (a)$9.948       (a)$9.896
                                                             (b)$10.042      (b)$9.974       (b)$9.892
 Ending AUV................................................. (a)$9.948       (a)$9.896       (a)$10.128
                                                             (b)$9.974       (b)$9.892       (b)$10.093
 Ending Number of AUs....................................... (a)0            (a)4,460        (a)7,262
                                                             (b)0            (b)0            (b)1,658

-------------------------------------------------------------
MORGAN STANLEY VIF GLOBAL INFRASTRUCTURE - MSVIFI Class II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.097      (a)$10.114      (a)$8.614
                                                             (b)$10.019      (b)$10.046      (b)$8.531
 Ending AUV................................................. (a)$10.114      (a)$8.614       (a)$9.796
                                                             (b)$10.046      (b)$8.531       (b)$9.671
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)1,711        (b)2,524

-------------------------------------------------------------
NEUBERGER BERMAN AMT U.S. EQUITY PUTWRIGHT STRATEGY - NBAMT Class S Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.908       (a)$9.952       (a)$9.345
                                                             (b)$9.979       (b)$9.992       (b)$9.355
 Ending AUV................................................. (a)$9.952       (a)$9.345       (a)$9.184
                                                             (b)$9.992       (b)$9.355       (b)$9.165
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)1,928        (b)3,122

-------------------------------------------------------------
PIMCO ALL ASSET - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.979       (a)$9.681       (a)$8.695
                                                             (b)$10.145      (b)$9.886       (b)$8.853
 Ending AUV................................................. (a)$9.681       (a)$8.695       (a)$9.710
                                                             (b)$9.886       (b)$8.853       (b)$9.857
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)1,197

-------------------------------------------------------------
PIMCO EMERGING MARKETS BOND - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.008      (a)$9.563       (a)$9.240
                                                             (b)$10.295      (b)$9.944       (b)$9.579
 Ending AUV................................................. (a)$9.563       (a)$9.240       (a)$10.345
                                                             (b)$9.944       (b)$9.579       (b)$10.693
 Ending Number of AUs....................................... (a)0            (a)2,330        (a)2,244
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
PIMCO UNCONSTRAINED BOND - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.011      (a)$9.978       (a)$9.694
                                                             (b)$9.984       (b)$9.976       (b)$9.663
 Ending AUV................................................. (a)$9.978       (a)$9.694       (a)$10.032
                                                             (b)$9.976       (b)$9.663       (b)$9.970
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)1,280        (b)1,992

-------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.353      (a)$13.522      (a)$14.843
                                                             (b)$17.500      (b)$17.707      (b)$19.379
 Ending AUV................................................. (a)$13.522      (a)$14.843      (a)$15.056
                                                             (b)$17.707      (b)$19.379      (b)$19.599
 Ending Number of AUs....................................... (a)0            (a)0            (a)69
                                                             (b)0            (b)0            (b)123

-------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.052      (a)$12.351      (a)$11.474
                                                             (b)$18.341      (b)$18.813      (b)$17.425
 Ending AUV................................................. (a)$12.351      (a)$11.474      (a)$14.146
                                                             (b)$18.813      (b)$17.425      (b)$21.419
 Ending Number of AUs....................................... (a)0            (a)809          (a)3,742
                                                             (b)0            (b)293          (b)994

-------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.131      (a)$10.162      (a)$9.917
                                                             (b)$14.213      (b)$14.257      (b)$13.872
 Ending AUV................................................. (a)$10.162      (a)$9.917       (a)$10.322
                                                             (b)$14.257      (b)$13.872      (b)$14.395
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.179      (a)$10.215      (a)$9.914
                                                             (b)$14.761      (b)$14.824      (b)$14.345
 Ending AUV................................................. (a)$10.215      (a)$9.914       (a)$10.370
                                                             (b)$14.824      (b)$14.345      (b)$14.958
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.145      (a)$10.179      (a)$9.903
                                                             (b)$14.302      (b)$14.355      (b)$13.924
 Ending AUV................................................. (a)$10.179      (a)$9.903       (a)$10.340
                                                             (b)$14.355      (b)$13.924      (b)$14.496
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.155      (a)$10.188      (a)$9.902
                                                             (b)$14.193      (b)$14.247      (b)$13.805
 Ending AUV................................................. (a)$10.188      (a)$9.902       (a)$10.347
                                                             (b)$14.247      (b)$13.805      (b)$14.383
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.308      (a)$11.304      (a)$11.302
                                                             (b)$14.689      (b)$14.658      (b)$14.611
 Ending AUV................................................. (a)$11.304      (a)$11.302      (a)$12.195
                                                             (b)$14.658      (b)$14.611      (b)$15.719
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)2,663        (b)3,394

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.468      (a)$11.481      (a)$12.112
                                                             (b)$15.738      (b)$15.699      (b)$16.512
 Ending AUV................................................. (a)$11.481      (a)$12.112      (a)$12.021
                                                             (b)$15.699      (b)$16.512      (b)$16.338
 Ending Number of AUs....................................... (a)0            (a)876          (a)3,065
                                                             (b)0            (b)479          (b)1,769

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.965      (a)$12.083      (a)$12.733
                                                             (b)$15.246      (b)$15.333      (b)$16.109
 Ending AUV................................................. (a)$12.083      (a)$12.733      (a)$13.750
                                                             (b)$15.333      (b)$16.109      (b)$17.344
 Ending Number of AUs....................................... (a)0            (a)730          (a)2,301
                                                             (b)0            (b)330          (b)1,546

-------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.477      (a)$12.457      (a)$12.465
                                                             (b)$15.234      (b)$15.201      (b)$15.164
 Ending AUV................................................. (a)$12.457      (a)$12.465      (a)$13.710
                                                             (b)$15.201      (b)$15.164      (b)$16.630
 Ending Number of AUs....................................... (a)0            (a)53           (a)13,553
                                                             (b)0            (b)173          (b)1,756

-------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST) - SAST Class
3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.064      (a)$10.054      (a)$9.809
                                                             (b)$12.148      (b)$12.116      (b)$11.786
 Ending AUV................................................. (a)$10.054      (a)$9.809       (a)$10.381
                                                             (b)$12.116      (b)$11.786      (b)$12.436
 Ending Number of AUs....................................... (a)0            (a)0            (a)2,802
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.223      (a)$10.364      (a)$9.766
                                                             (b)$11.332      (b)$11.473      (b)$10.778
 Ending AUV................................................. (a)$10.364      (a)$9.766       (a)$10.265
                                                             (b)$11.473      (b)$10.778      (b)$11.295
 Ending Number of AUs....................................... (a)0            (a)0            (a)1,128
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 01/25/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)N/A          (a)$10.417
                                                             (b)N/A          (b)N/A          (b)$10.417
 Ending Number of AUs....................................... (a)N/A          (a)N/A          (a)2,706
                                                             (b)N/A          (b)N/A          (b)2,706

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.088      (a)$12.120      (a)$12.624
                                                             (b)$14.466      (b)$14.517      (b)$15.075
 Ending AUV................................................. (a)$12.120      (a)$12.624      (a)$12.747
                                                             (b)$14.517      (b)$15.075      (b)$15.177
 Ending Number of AUs....................................... (a)0            (a)631          (a)2,089
                                                             (b)0            (b)533          (b)1,245

-------------------------------------------------------------
SA COLUMBIA FOCUSED GROWTH - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.183      (a)$10.079      (a)$10.285
                                                             (b)$9.922       (b)$9.859       (b)$10.030
 Ending AUV................................................. (a)$10.079      (a)$10.285      (a)$9.251
                                                             (b)$9.859       (b)$10.030      (b)$8.995
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA COLUMBIA FOCUSED VALUE - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.129      (a)$10.406      (a)$9.864
                                                             (b)$9.784       (b)$9.984       (b)$9.436
 Ending AUV................................................. (a)$10.406      (a)$9.864       (a)$11.612
                                                             (b)$9.984       (b)$9.436       (b)$11.075
 Ending Number of AUs....................................... (a)0            (a)0            (a)226
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.494      (a)$14.171      (a)$15.391
                                                             (b)$15.450      (b)$16.235      (b)$17.579
 Ending AUV................................................. (a)$14.171      (a)$15.391      (a)$17.740
                                                             (b)$16.235      (b)$17.579      (b)$20.202
 Ending Number of AUs....................................... (a)0            (a)1,423        (a)1,515
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.759       (a)$9.737       (a)$9.586
                                                             (b)$9.268       (b)$9.247       (b)$9.076
 Ending AUV................................................. (a)$9.737       (a)$9.586       (a)$9.449
                                                             (b)$9.247       (b)$9.076       (b)$8.920
 Ending Number of AUs....................................... (a)0            (a)0            (a)9,175
                                                             (b)0            (b)0            (b)243

-------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.115      (a)$12.140      (a)$12.224
                                                             (b)$18.976      (b)$18.970      (b)$19.045
 Ending AUV................................................. (a)$12.140      (a)$12.224      (a)$14.223
                                                             (b)$18.970      (b)$19.045      (b)$22.093
 Ending Number of AUs....................................... (a)0            (a)2,709        (a)20,377
                                                             (b)0            (b)421          (b)894

-------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.296      (a)$11.303      (a)$10.960
                                                             (b)$15.525      (b)$15.541      (b)$15.024
 Ending AUV................................................. (a)$11.303      (a)$10.960      (a)$11.978
                                                             (b)$15.541      (b)$15.024      (b)$16.371
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.277      (a)$10.257      (a)$9.996
                                                             (b)$16.184      (b)$16.169      (b)$15.711
 Ending AUV................................................. (a)$10.257      (a)$9.996       (a)$10.725
                                                             (b)$16.169      (b)$15.711      (b)$16.806
 Ending Number of AUs....................................... (a)0            (a)15,133       (a)36,067
                                                             (b)0            (b)2,731        (b)5,916

-------------------------------------------------------------
SA FRANKLIN FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.517      (a)$10.366      (a)$9.752
                                                             (b)$11.004      (b)$10.889      (b)$10.214
 Ending AUV................................................. (a)$10.366      (a)$9.752       (a)$9.757
                                                             (b)$10.889      (b)$10.214      (b)$10.189
 Ending Number of AUs....................................... (a)0            (a)1,020        (a)3,069
                                                             (b)0            (b)736          (b)1,794

-------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.724      (a)$11.699      (a)$10.682
                                                             (b)$15.391      (b)$15.435      (b)$14.051
 Ending AUV................................................. (a)$11.699      (a)$10.682      (a)$13.793
                                                             (b)$15.435      (b)$14.051      (b)$18.090
 Ending Number of AUs....................................... (a)0            (a)2,150        (a)3,563
                                                             (b)0            (b)364          (b)767

-------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.870       (a)$9.812       (a)$9.402
                                                             (b)$12.613      (b)$12.570      (b)$12.009
 Ending AUV................................................. (a)$9.812       (a)$9.402       (a)$9.398
                                                             (b)$12.570      (b)$12.009      (b)$11.967
 Ending Number of AUs....................................... (a)0            (a)3,135        (a)4,954
                                                             (b)0            (b)445          (b)1,516

-------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.890      (a)$12.209      (a)$11.966
                                                             (b)$17.403      (b)$17.945      (b)$17.534
 Ending AUV................................................. (a)$12.209      (a)$11.966      (a)$12.268
                                                             (b)$17.945      (b)$17.534      (b)$17.924
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.098      (a)$10.184      (a)$9.844
                                                             (b)$11.694      (b)$11.756      (b)$11.329
 Ending AUV................................................. (a)$10.184      (a)$9.844       (a)$10.696
                                                             (b)$11.756      (b)$11.329      (b)$12.273
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.333      (a)$12.303      (a)$12.170
                                                             (b)$16.474      (b)$16.573      (b)$16.345
 Ending AUV................................................. (a)$12.303      (a)$12.170      (a)$11.834
                                                             (b)$16.573      (b)$16.345      (b)$15.845
 Ending Number of AUs....................................... (a)0            (a)490          (a)2,156
                                                             (b)0            (b)484          (b)799

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA JPMORGAN BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.630      (a)$11.785      (a)$11.631
                                                             (b)$15.361      (b)$15.541      (b)$15.291
 Ending AUV................................................. (a)$11.785      (a)$11.631      (a)$12.297
                                                             (b)$15.541      (b)$15.291      (b)$16.119
 Ending Number of AUs....................................... (a)0            (a)1,642        (a)2,061
                                                             (b)0            (b)1,758        (b)1,770

-------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.241       (a)$8.840       (a)$7.476
                                                             (b)$11.038      (b)$10.660      (b)$8.988
 Ending AUV................................................. (a)$8.840       (a)$7.476       (a)$8.165
                                                             (b)$10.660      (b)$8.988       (b)$9.788
 Ending Number of AUs....................................... (a)0            (a)862          (a)2,707
                                                             (b)0            (b)545          (b)910

-------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.376      (a)$12.576      (a)$12.137
                                                             (b)$15.518      (b)$15.802      (b)$15.205
 Ending AUV................................................. (a)$12.576      (a)$12.137      (a)$13.837
                                                             (b)$15.802      (b)$15.205      (b)$17.282
 Ending Number of AUs....................................... (a)0            (a)2,022        (a)5,450
                                                             (b)0            (b)1,214        (b)2,632

-------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.433      (a)$11.458      (a)$11.165
                                                             (b)$12.638      (b)$12.648      (b)$12.288
 Ending AUV................................................. (a)$11.458      (a)$11.165      (a)$11.640
                                                             (b)$12.648      (b)$12.288      (b)$12.772
 Ending Number of AUs....................................... (a)0            (a)0            (a)1,128
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.814       (a)$9.844       (a)$9.700
                                                             (b)$13.883      (b)$13.923      (b)$13.679
 Ending AUV................................................. (a)$9.844       (a)$9.700       (a)$9.893
                                                             (b)$13.923      (b)$13.679      (b)$13.909
 Ending Number of AUs....................................... (a)0            (a)24,050       (a)27,601
                                                             (b)0            (b)1,942        (b)5,162

-------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.385      (a)$10.522      (a)$10.418
                                                             (b)$9.789       (b)$9.936       (b)$9.808
 Ending AUV................................................. (a)$10.522      (a)$10.418      (a)$10.769
                                                             (b)$9.936       (b)$9.808       (b)$10.109
 Ending Number of AUs....................................... (a)0            (a)0            (a)226
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.789      (a)$11.885      (a)$11.879
                                                             (b)$14.271      (b)$14.380      (b)$14.331
 Ending AUV................................................. (a)$11.885      (a)$11.879      (a)$13.431
                                                             (b)$14.380      (b)$14.331      (b)$16.154
 Ending Number of AUs....................................... (a)0            (a)1,563        (a)3,754
                                                             (b)0            (b)733          (b)1,647

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-24

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.658      (a)$12.869      (a)$13.254
                                                             (b)$15.628      (b)$15.857      (b)$16.282
 Ending AUV................................................. (a)$12.869      (a)$13.254      (a)$13.907
                                                             (b)$15.857      (b)$16.282      (b)$17.033
 Ending Number of AUs....................................... (a)0            (a)850          (a)3,426
                                                             (b)0            (b)326          (b)1,170

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.130      (a)$12.408      (a)$12.269
                                                             (b)$16.612      (b)$16.994      (b)$16.752
 Ending AUV................................................. (a)$12.408      (a)$12.269      (a)$13.150
                                                             (b)$16.994      (b)$16.752      (b)$17.902
 Ending Number of AUs....................................... (a)0            (a)2,704        (a)6,983
                                                             (b)0            (b)1,101        (b)2,389

-------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.801      (a)$11.573      (a)$10.043
                                                             (b)$18.344      (b)$18.179      (b)$15.729
 Ending AUV................................................. (a)$11.573      (a)$10.043      (a)$10.956
                                                             (b)$18.179      (b)$15.729      (b)$17.107
 Ending Number of AUs....................................... (a)0            (a)0            (a)424
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.290      (a)$11.396      (a)$11.191
                                                             (b)$14.377      (b)$14.516      (b)$14.213
 Ending AUV................................................. (a)$11.396      (a)$11.191      (a)$12.043
                                                             (b)$14.516      (b)$14.213      (b)$15.249
 Ending Number of AUs....................................... (a)0            (a)1,705        (a)2,082
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.941       (a)$9.663       (a)$9.559
                                                             (b)$10.738      (b)$10.430      (b)$10.287
 Ending AUV................................................. (a)$9.663       (a)$9.559       (a)$9.247
                                                             (b)$10.430      (b)$10.287      (b)$9.921
 Ending Number of AUs....................................... (a)0            (a)834          (a)2,885
                                                             (b)0            (b)748          (b)1,751

-------------------------------------------------------------
SA MULTI MULTI-MANAGED DIVERSIFIED FIXED INCOME (FORMERLY DIVERSIFIED FIXED INCOME) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.065      (a)$10.106      (a)$9.943
                                                             (b)$9.983       (b)$10.018      (b)$9.827
 Ending AUV................................................. (a)$10.106      (a)$9.943       (a)$10.148
                                                             (b)$10.018      (b)$9.827       (b)$10.000
 Ending Number of AUs....................................... (a)0            (a)2,218        (a)3,702
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA MULTI-MANAGED INTERNATIONAL EQUITY (FORMERLY INTERNATIONAL EQUITY) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.804       (a)$9.595       (a)$9.196
                                                             (b)$9.943       (b)$9.733       (b)$9.300
 Ending AUV................................................. (a)$9.595       (a)$9.196       (a)$9.065
                                                             (b)$9.733       (b)$9.300       (b)$9.140
 Ending Number of AUs....................................... (a)0            (a)5,456        (a)3,097
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-25

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA MULTI-MANAGED LARGE CAP GROWTH (FORMERLY LARGE CAP GROWTH) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.344      (a)$10.517      (a)$10.849
                                                             (b)$9.880       (b)$10.024      (b)$10.310
 Ending AUV................................................. (a)$10.517      (a)$10.849      (a)$11.038
                                                             (b)$10.024      (b)$10.310      (b)$10.458
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)1,071

-------------------------------------------------------------
SA MULTI-MANAGED LARGE CAP VALUE (FORMERLY LARGE CAP VALUE) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.232      (a)$10.302      (a)$9.673
                                                             (b)$9.921       (b)$9.981       (b)$9.343
 Ending AUV................................................. (a)$10.302      (a)$9.673       (a)$10.982
                                                             (b)$9.981       (b)$9.343       (b)$10.576
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA MULTI-MANAGED MID CAP GROWTH (FORMERLY MID-CAP GROWTH) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.867      (a)$13.019      (a)$13.228
                                                             (b)$19.450      (b)$19.686      (b)$19.941
 Ending AUV................................................. (a)$13.019      (a)$13.228      (a)$13.077
                                                             (b)$19.686      (b)$19.941      (b)$19.655
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA MULTI-MANAGED MID CAP VALUE (FORMERLY MID CAP VALUE) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.354      (a)$10.535      (a)$9.791
                                                             (b)$9.820       (b)$10.535      (b)$9.791
 Ending AUV................................................. (a)$10.535      (a)$9.791       (a)$11.210
                                                             (b)$10.535      (b)$9.791       (b)$11.210
 Ending Number of AUs....................................... (a)0            (a)2,231        (a)2,375
                                                             (b)0            (b)2,231        (b)2,375

-------------------------------------------------------------
SA MULTI-MANAGED SMALL CAP (FORMERLY SMALL CAP) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.658      (a)$10.859      (a)$10.108
                                                             (b)$9.695       (b)$10.011      (b)$9.291
 Ending AUV................................................. (a)$10.859      (a)$10.108      (a)$11.859
                                                             (b)$10.011      (b)$9.291       (b)$10.867
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.417      (a)$12.469      (a)$12.671
                                                             (b)$15.473      (b)$15.514      (b)$15.717
 Ending AUV................................................. (a)$12.469      (a)$12.671      (a)$13.959
                                                             (b)$15.514      (b)$15.717      (b)$17.263
 Ending Number of AUs....................................... (a)0            (a)2,566        (a)4,412
                                                             (b)0            (b)677          (b)1,449

-------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.162      (a)$10.178      (a)$9.681
                                                             (b)$11.340      (b)$11.341      (b)$10.756
 Ending AUV................................................. (a)$10.178      (a)$9.681       (a)$10.225
                                                             (b)$11.341      (b)$10.756      (b)$11.326
 Ending Number of AUs....................................... (a)0            (a)0            (a)749
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-26

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.330      (a)$10.035      (a)$9.475
                                                             (b)$14.013      (b)$13.678      (b)$12.876
 Ending AUV................................................. (a)$10.035      (a)$9.475       (a)$11.055
                                                             (b)$13.678      (b)$12.876      (b)$14.978
 Ending Number of AUs....................................... (a)0            (a)1,751        (a)3,529
                                                             (b)0            (b)398          (b)1,718

-------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH (FORMERLY ASSET ALLOCATION DIVERSIFIED GROWTH) - SST Class 3
Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.242      (a)$10.318      (a)$10.164
                                                             (b)$9.875       (b)$9.942       (b)$9.765
 Ending AUV................................................. (a)$10.318      (a)$10.164      (a)$10.768
                                                             (b)$9.942       (b)$9.765       (b)$10.314
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.278      (a)$9.871       (a)$9.582
                                                             (b)$9.280       (b)$8.943       (b)$8.656
 Ending AUV................................................. (a)$9.871       (a)$9.582       (a)$9.597
                                                             (b)$8.943       (b)$8.656       (b)$8.643
 Ending Number of AUs....................................... (a)0            (a)0            (a)257
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA PYRAMIS REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.935      (a)$11.200      (a)$11.252
                                                             (b)$11.376      (b)$11.775      (b)$11.794
 Ending AUV................................................. (a)$11.200      (a)$11.252      (a)$12.059
                                                             (b)$11.775      (b)$11.794      (b)$12.603
 Ending Number of AUs....................................... (a)0            (a)203          (a)203
                                                             (b)0            (b)823          (b)1,235

-------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 01/25/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)N/A          (a)$10.834
                                                             (b)N/A          (b)N/A          (b)$10.834
 Ending Number of AUs....................................... (a)N/A          (a)N/A          (a)244
                                                             (b)N/A          (b)N/A          (b)244

-------------------------------------------------------------
SA T. ROWE PRICE GROWTH STOCK (FORMERLY STOCK) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.392      (a)$10.385      (a)$11.325
                                                             (b)$9.978       (b)$9.968       (b)$10.837
 Ending AUV................................................. (a)$10.385      (a)$11.325      (a)$11.312
                                                             (b)$9.968       (b)$10.837      (b)$10.792
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA T. ROWE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 01/25/16)
 Beginning AUV.............................................. (a)N/A          (a)N/A          (a)N/A
                                                             (b)N/A          (b)N/A          (b)N/A
 Ending AUV................................................. (a)N/A          (a)N/A          (a)$10.608
                                                             (b)N/A          (b)N/A          (b)$10.608
 Ending Number of AUs....................................... (a)N/A          (a)N/A          (a)1,072
                                                             (b)N/A          (b)N/A          (b)1,072

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-27

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.089      (a)$10.130      (a)$9.502
                                                             (b)$12.469      (b)$12.513      (b)$11.703
 Ending AUV................................................. (a)$10.130      (a)$9.502       (a)$9.822
                                                             (b)$12.513      (b)$11.703      (b)$12.061
 Ending Number of AUs....................................... (a)0            (a)2,284        (a)2,200
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.091      (a)$10.146      (a)$9.492
                                                             (b)$12.361      (b)$12.426      (b)$11.589
 Ending AUV................................................. (a)$10.146      (a)$9.492       (a)$9.872
                                                             (b)$12.426      (b)$11.589      (b)$12.017
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.131      (a)$13.208      (a)$14.169
                                                             (b)$21.900      (b)$22.012      (b)$23.542
 Ending AUV................................................. (a)$13.208      (a)$14.169      (a)$14.257
                                                             (b)$22.012      (b)$23.542      (b)$23.617
 Ending Number of AUs....................................... (a)0            (a)13,681       (a)18,906
                                                             (b)0            (b)1,553        (b)2,023

-------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.992       (a)$10.073      (a)$9.991
                                                             (b)$12.286      (b)$12.363      (b)$12.227
 Ending AUV................................................. (a)$10.073      (a)$9.991       (a)$10.002
                                                             (b)$12.363      (b)$12.227      (b)$12.203
 Ending Number of AUs....................................... (a)0            (a)4,458        (a)16,521
                                                             (b)0            (b)1,527        (b)5,996

-------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.304      (a)$12.279      (a)$12.133
                                                             (b)$15.385      (b)$15.363      (b)$15.134
 Ending AUV................................................. (a)$12.279      (a)$12.133      (a)$12.856
                                                             (b)$15.363      (b)$15.134      (b)$15.989
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.455       (a)$8.465       (a)$6.565
                                                             (b)$9.345       (b)$8.456       (b)$6.538
 Ending AUV................................................. (a)$8.465       (a)$6.565       (a)$8.418
                                                             (b)$8.456       (b)$6.538       (b)$8.358
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)1,622

-------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.022      (a)$9.937       (a)$9.695
                                                             (b)$11.606      (b)$11.527      (b)$11.213
 Ending AUV................................................. (a)$9.937       (a)$9.695       (a)$9.944
                                                             (b)$11.527      (b)$11.213      (b)$11.466
 Ending Number of AUs....................................... (a)0            (a)3,086        (a)4,445
                                                             (b)0            (b)472          (b)1,453

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-28

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                              FISCAL YEAR     FISCAL YEAR
                                                               INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                           TO 12/31/14       12/31/15       12/31/16
============================================================ =============   =============   ============
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.777      (a)$11.843      (a)$11.546
                                                             (b)$12.695      (b)$12.919      (b)$12.557
 Ending AUV................................................. (a)$11.843      (a)$11.546      (a)$12.232
                                                             (b)$12.919      (b)$12.557      (b)$13.264
 Ending Number of Aus....................................... (a)0            (a)0            (a)406
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.461      (a)$12.538      (a)$12.559
                                                             (b)$15.752      (b)$15.899      (b)$15.878
 Ending AUV................................................. (a)$12.538      (a)$12.559      (a)$12.514
                                                             (b)$15.899      (b)$15.878      (b)$15.774
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.188      (a)$10.220      (a)$10.075
                                                             (b)$9.929       (b)$9.936       (b)$9.765
 Ending AUV................................................. (a)$10.220      (a)$10.075      (a)$10.658
                                                             (b)$9.936       (b)$9.765       (b)$10.299
 Ending Number of AUs....................................... (a)0            (a)0            (a)0
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
VALIC COMPANY I INTERNATIONAL EQUITIES INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.790       (a)$9.535       (a)$9.336
                                                             (b)$9.942       (b)$9.696       (b)$9.465
 Ending AUV................................................. (a)$9.535       (a)$9.336       (a)$9.350
                                                             (b)$9.696       (b)$9.465       (b)$9.451
 Ending Number of AUs....................................... (a)0            (a)6,080        (a)6,981
                                                             (b)0            (b)3,540        (b)3,599

-------------------------------------------------------------
VALIC COMPANY I MID CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.461      (a)$10.595      (a)$10.218
                                                             (b)$9.809       (b)$9.972       (b)$9.587
 Ending AUV................................................. (a)$10.595      (a)$10.218      (a)$12.190
                                                             (b)$9.972       (b)$9.587       (b)$11.404
 Ending Number of AUs....................................... (a)0            (a)22,402       (a)30,816
                                                             (b)0            (b)2,212        (b)3,417

-------------------------------------------------------------
VALIC COMPANY I NASDAQ-100 INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.304      (a)$10.447      (a)$11.282
                                                             (b)$9.907       (b)$9.951       (b)$10.714
 Ending AUV................................................. (a)$10.447      (a)$11.282      (a)$11.914
                                                             (b)$9.951       (b)$10.714      (b)$11.281
 Ending Number of AUs....................................... (a)0            (a)0            (a)2,046
                                                             (b)0            (b)0            (b)0

-------------------------------------------------------------
VALIC COMPANY I SMALL CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.711      (a)$10.945      (a)$10.340
                                                             (b)$9.585       (b)$9.918       (b)$9.342
 Ending AUV................................................. (a)$10.945      (a)$10.340      (a)$12.394
                                                             (b)$9.918       (b)$9.342       (b)$11.164
 Ending Number of AUs....................................... (a)0            (a)13,667       (a)8,842
                                                             (b)0            (b)1,324        (b)2,495

-------------------------------------------------------------


        AUV - Accumulation Unit Value


        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-29

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                            FISCAL YEAR     FISCAL YEAR
                             INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS         TO 12/31/14       12/31/15       12/31/16
========================== =============   =============   ============
VALIC COMPANY I STOCK INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV............ (a)$10.340      (a)$10.455      (a)$10.450
                           (b)$9.912       (b)$10.002      (b)$9.967
 Ending AUV............... (a)$10.455      (a)$10.450      (a)$11.534
                           (b)$10.002      (b)$9.967       (b)$10.968
 Ending Number of AUs..... (a)0            (a)51,958       (a)70,181
                           (b)0            (b)4,359        (b)6,678

---------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit

        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Purchase Payment Death Benefit

                                      A-30

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



     PROSPECTUS PROVISION                       AVAILABILITY OR VARIATION                       ISSUE STATE
Administration Charge         Contract Maintenance Fee is $30.                             New Mexico
Administration Charge         Charge will be deducted pro-rata from Variable Portfolios    New York
                                only.                                                      Oregon
                                                                                           Texas
                                                                                           Washington
Annuity Date                  You may switch to the Income Phase any time after your       Florida
                                first contract anniversary.                                Oregon
Annuity Date                  You may begin the Income Phase any time 13 or more months    New York
                                after contract issue.
Free Look                     If you are age 65 or older on the contract issue date, the   Arizona
                                Free Look period is 30 days.
Free Look                     If you are age 60 or older on the contract issue date, the   California
                                Free Look period is 30 days. If you invest in
                              the Fixed Account, the Free Look amount is calculated as
                                the Purchase Payments paid. If you invest in
                              Variable Portfolio(s), the Free Look amount is calculated
                                as the greater of (1) Purchase Payments or
                              (2) the value of your contract plus any fees paid on the
                                day we received your request in Good Order at
                              the Annuity Service Center.
Free Look                     The Free Look period is 21 days and the amount is            Florida
                                calculated as the value of your contract plus fees
                              and charges on the day we receive your request in Good
                                Order at the Annuity Service Center.
Free Look                     The Free Look period is 20 days.                             Idaho
                                                                                           North Dakota
                                                                                           Rhode Island
                                                                                           Texas
Free Look                     The Free Look amount is calculated as the value of your      Michigan
                                contract plus fees and charges on the day we
                              received your request in Good Order at the Annuity Service   Minnesota
                                Center.                                                    Missouri
                                                                                           Texas
Free Look                     The Free Look amount is calculated as the greater of (1)     Arkansas
                                Purchase Payments including fees and
                              charges or (2) the value of your contract on the day we      New York
                                receive your request in Good Order at the
                              Annuity Service Center.
Joint Ownership               Benefits and Features to be made available to Domestic       California
                                Partners                                                   District of Columbia
                                                                                           Maine
                                                                                           Nevada
                                                                                           Oregon
                                                                                           Washington
                                                                                           Wisconsin
Joint Ownership               Benefits and Features to be made available to Civil Union    California
                                Partners                                                   Colorado
                                                                                           Hawaii
                                                                                           Illinois
                                                                                           New Jersey
                                                                                           Rhode Island
Minimum Contract Value        The minimum remaining contract value after a partial         Texas
                                withdrawal must be $2,000.
Nursing Home Waiver           The Nursing Home Waiver is not available for contracts       California
                                purchased on or after May 1, 2014.
Nursing Home Waiver           The Nursing Home Waiver is not available for contracts       Connecticut
                                purchased on or after February 6, 2017.                    Massachusetts
                                                                                           Pennsylvania
Nursing Home Waiver           The Nursing Home Waiver is not available for contracts       Missouri
                                issued on or after May 1, 2017.
Optional Return of Purchase   If you elect the Optional Return of Purchase Payment Death   Maryland
                                Benefit, you cannot elect the C-Share
Payment Death Benefit         Option.
Premium Tax                   We deduct premium tax charges of 0.50% for Qualified         California
                                contracts and 2.35% for Non-Qualified
                              contracts based on contract value when you begin the Income
                                Phase.
Premium Tax                   We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                                contracts based on total Purchase Payments
                              when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                                contracts based on contract value when you
                              begin the Income Phase.
Premium Tax                   For the first $500,000 in the contract, we deduct premium    South Dakota
                                tax charges of 1.25% for Non-Qualified
                              contracts based on total Purchase Payments when you begin
                                the Income Phase. For any amount in
                              excess of $500,000 in the contract, we deduct front-end
                                premium tax charges of 0.08% for
                              Non-Qualified contracts based on total Purchase Payments
                                when you begin the Income Phase.
Premium Tax                   We deduct premium tax charges of 1.0% for Qualified          West Virginia
                                contracts and 1.0% for Non-Qualified contracts
                              based on contract value when you begin the Income Phase.

                                      B-1


 PROSPECTUS PROVISION                    AVAILABILITY OR VARIATION                   ISSUE STATE
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                         contracts based on total Purchase Payments
                       when you begin the Income Phase.
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                         fee.                                                       Texas


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND SELECT STRATEGY FOR
                  CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES WE WILL NO LONGER OFFER THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND WE WILL NO LONGER UPDATE THE POLARIS PORTFOLIO ALLOCATOR MODELS ON AN ANNUAL BASIS.

IF YOU ARE CURRENTLY INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

IF YOU ARE CURRENTLY INVESTED IN A SELECT STRATEGY, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Select Strategy and you may no longer trade into a Select Strategy. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.


                                      C-1



        Please forward a copy (without charge) of the Polaris Select Investor Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                        THE UNITED STATES LIFE INSURANCE
                        COMPANY IN THE CITY OF NEW YORK


                               IN CONNECTION WITH


                          FS VARIABLE SEPARATE ACCOUNT

                    POLARIS SELECT INVESTOR VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated October 9, 2017, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                        THE UNITED STATES LIFE INSURANCE
                        COMPANY IN THE CITY OF NEW YORK
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                OCTOBER 9, 2017


                               TABLE OF CONTENTS



                                                                Page
                                                               -----
Separate Account and the Company..............................    3
General Account...............................................    3
Master-Feeder Structure.......................................    4
Performance Data..............................................    4
Annuity Income Payments.......................................    6
Annuity Unit Values...........................................    7
Taxes.........................................................    9
Broker-Dealer Firms Receiving Revenue Sharing Payments........   16
Distribution of Contracts.....................................   16
Financial Statements..........................................   17

                        SEPARATE ACCOUNT AND THE COMPANY

The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contracts are the Company's, and American International Group has no legal obligation to back those commitments.

FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account. Prior to December 31, 2011, the Separate Account was a separate account of First SunAmerica. On December 30, 2011, and in conjunction with the merger of US Life and First SunAmerica, the Separate Account was transferred to and became a Separate Account of US Life under New York law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, American Funds Asset Allocation SAST Portfolio, and VCP Managed Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase

Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury

Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2017 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2017 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2017 may not exceed the lesser of $54,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors.

The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2017 of less than $99,000, your contribution may be fully deductible; if your income is between $99,000 and $119,000, your contribution may be partially deductible and if your income is $119,000 or more, your contribution may not be deductible. If you are single and your income in 2017 is less than $62,000, your contribution may be fully deductible; if your income is between $62,000 and $72,000, your contribution may be partially deductible and if your income is $72,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2017 is between $186,000 and $196,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2017 is less than: $186,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $118,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2016, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BancWest Investment Services, Inc.        Metropolitan Life Insurance Corporation
  BBVA Compass Investment Solutions, Inc.   Morgan Stanley & Co., Incorporated
  BOSC, Inc.                                NEXT Financial Group, Inc.
  CCO Investment Services Corporation       Primerica Financial Services
  Cetera Advisor Network LLC                PNC Investments
  Cetera Advisors LLC                       Raymond James & Associates
  Cetera Financial Specialists LLC          Raymond James Financial
  Cetera Investment Services LLC            RBC Capital Markets Corporation
  Citigroup Global Markets Inc.             Royal Alliance Associates, Inc.
  CUSO Financial Services, L.P.             SagePoint Financial, Inc.
  Edward D. Jones & Co., L.P.               Santander Securities LLC
  Fifth Third Securities, Inc.              Securities America, Inc.
  FSC Securities Corp.                      Securities Services Network
  Infinex Investments, Inc.                 Signator Investors/John Hancock Financial Network
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  James Borello & Co                        UnionBanc Investment Services
  Janney Montgomery Scott LLC.              United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Wescom Financial Services
  LPL Financial Corporation                 Woodbury Financial Services, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for FS Variable Separate Account and The United States Life Insurance Company in the City of New York ("US Life").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.


The following financial statements are incorporated by reference to Form N-4, Post Effective Amendment, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


      - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2016.

      - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2016, 2015 and 2014.

The financial statements of US Life should be considered only as bearing on the ability of US Life to meet its obligation under the contracts.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-198224 and 811-08810, filed on April 27, 2017:


      - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2016.

      - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2016, 2015 and 2014.


(b) Exhibits



(1)    Resolutions Establishing Separate Account...................................................... 5
(2)    Custody Agreements............................................................................. Not Applicable
(3)    (a)  Distribution Agreement.................................................................... 11
       (b)  Selling Agreement......................................................................... 11
(4)    Variable Annuity Contract
       (a)  USL Variable Annuity Contract (US-802 (5/14))............................................. 14
       (b)  USL Variable Annuity Contract (US-802 (12/14))............................................ 15
       (c)  USL Variable Annuity Contract (US-803 (12/15))............................................ 17
       (d)  USL Variable Annuity Contract (US-803-PSI-C (12/15))...................................... 18
       (e)  USL Contract Data Page (US-803-PSI (12/15))............................................... 18
       (f)  USL Nursing Home Waiver Rider (FSE-6223 (8/06))........................................... 13
       (g)  USL Premium Plus Endorsement (FSE-6245 (12/08))........................................... 13
       (h)  USL Return of Purchase Payment Death Benefit Endorsement
            (USLE-8027 (5/14))........................................................................ 14
       (i)  Extended Legacy Program Guide............................................................. 15
       (j)  USL Return of Purchase Payment Death Benefit Endorsement
            (USLE-8027 (5/17))........................................................................ Filed Herewith
       (k)  USL IRA Endorsement (USLE-6171 (12/15))................................................... 19
       (l)  USL Roth IRA Endorsement (USLE-6172 (12/15)).............................................. 19
       (m)  USL Roth SEP Endorsement (USLE-6173 (12/15)).............................................. 19
       (n)  USL Pension and Profit Sharing Plan Endorsement (USLE-6067 (12/15))....................... 19
(5)    Application for Contract
       (a)  USL Annuity Application (USL-579-IO (5/14))............................................... 14
       (b)  USL Annuity Application (USL-579-IO (10/14)).............................................. 16
       (c)  USL Annuity Application (USL-579LP-IOC (8/15))............................................ 16
(6)    Corporate Documents of Depositor
       (a)  Copy of the Bylaws of The United States Life Insurance Company in the City of New York,
            Amended and Restated December 14, 2010.................................................... 10
(7)    Reinsurance Contract........................................................................... Not Applicable
(8)    Material Contracts
       (a)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
            Agreement................................................................................. 9
       (b)  American Funds Insurance Series Fund Participation Agreement.............................. 4
       (c)  Amendment to American Funds Insurance Fund Participation Agreement........................ 14
       (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
            Participation Agreement................................................................... 7
       (e)  Anchor Series Trust Fund Participation Agreement.......................................... 12
       (f)  BlackRock Variable Series Funds, Inc. Amended and Restated Fund Participation Agreement... 10
       (g)  Amendment to BlackRock Variable Series Funds, Inc. Amended and Restated Fund
            Participation Agreement................................................................... 14
       (h)  Columbia Funds Variable Series Trust II Fund Participation Agreement...................... 14
       (i)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement......... 8
       (j)  Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation
            Agreement................................................................................. 11
       (k)  Goldman Sachs Variable Insurance Trust Participation Agreement............................ 6





         (l)  Amendment to Goldman Sachs Variable Insurance Trust Participation Agreement.............. 14
         (m)  Ivy Funds Variable Insurance Portfolios Funds Participation Agreement.................... 14
         (n)  Lord Abbett Series Fund, Inc. Fund Participation Agreement............................... 12
         (o)  Neuberger Berman Advisers Management Trust Fund Participation Agreement.................. 3
         (p)  Amendment to Neuberger Berman Advisers Management Trust Fund Participation
              Agreement................................................................................ 14
         (q)  PIMCO Variable Insurance Trust Fund Participation Agreement.............................. 3
         (r)  Amendment to PIMCO Variable Insurance Trust Fund Participation Agreement................. 14
         (s)  Seasons Series Trust Fund Participation Agreement........................................ 12
         (t)  SunAmerica Series Trust Fund Participation Agreement..................................... 12
         (u)  The Universal Institutional Funds, Inc. Fund Participation Agreement..................... 1
         (v)  Amendment to The Universal Institutional Funds, Inc. Fund Participation Agreement........ 14
         (w)  VALIC Company I Participation Agreement.................................................. 2
         (x)  Amendment to VALIC Company I Participation Agreement..................................... 14
         (y)  Van Kampen Life Investment Trust Fund Participation Agreement............................ 4
         (z)  Letters of Consent to the Assignment of the Fund Participation Agreement................. 11
(9)      Opinion of Counsel and Consent of Depositor................................................... 14
(10)     Consent....................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23..................................................... Not Applicable
(12)     Initial Capitalization Agreement.............................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- The United States Life Insurance Company in the City of New York
              Directors................................................................................ 20


--------
1 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-63673 and 811-09007, filed on May 26, 1999, Accession No. 0000899243-99-001176.

2 Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6
  Registration Statement, File No. 333-79471, filed on November 5, 1999, Accession No. 0000899243-99-002179.

3 Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6
  Registration Statement, File No. 333-79471, filed on October 20, 2000, Accession No. 0000899243-00-002228.

4 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
  Accession No. 0000950148-02-002786.

5 Incorporated by reference to the Initial Registration Statement, File Nos.
  333-102137 and 811-08810, filed December 23, 2002, Accession No.
  0000898430-02-004616.

6 Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6
  Registration Statement, File No. 333-48457, filed on May 2, 2005, Accession No. 0001193125-05-091912.

7 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
  No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007,
  Accession No. 0000950124-07-002498.

8 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  4, File Nos. 333-147008 and 811-08810, filed on April 28, 2008, Accession
  No. 0000950148-08-000100.

9 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

10 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 2, File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011,
  Accession No. 0001193125-11-120900.

11 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.

12 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.

13 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013,
  Accession No. 0000950123-13-002969.

14 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198224 and 811-08810, filed on November 3, 2014, Accession No. 0000950123-14-010829.

15 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 4, File Nos. 333-198224 and 811-08810, filed on April 30, 2015,
  Accession No. 0001193125-15-161116.

16 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-198224 and 811-08810, filed on December 28, 2015,
  Accession No. 0001193125-15-414599.

17 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016,
  Accession No. 0001193125-16-568259.

18 Incorporated by reference to Pre-Effective Amendment No. 5 and Amendment No.
  6, File Nos. 333-198224 and 811-08810, filed on April 29, 2016, Accession
  No. 0001193125-16-569418.


19 Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No.
  3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.



20 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
  No. 20, File Nos. 333-178841 and 811-08810, filed on October 4, 2017.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Kevin T. Hogan(3)                                 Director, Chairman of the Board, Chief Executive Officer and
                                                  President
Katherine A. Anderson                             Director, Senior Vice President and Chief Risk Officer
Robert M. Beuerlein (8)                           Director
William J. Carr (7)                               Director
Thomas J. Diemer                                  Director, Executive Vice President and Chief Financial Officer
Gaurav D. Garg                                    Director
Deborah A. Gero(5)                                Director, Senior Vice President and Chief Investment Officer
Michael P. Harwood                                Director, Senior Vice President, Chief Actuary and Corporate
                                                  Illustration Actuary
Glen D. Keller (9)                                Director
Charles S. Shamieh(3)                             Executive Vice President, Head of Legacy Portfolio
Jana W. Greer(1)                                  Chief Executive Officer, Individual Retirement
Rodney E. Rishel                                  President, Life, Disability and Health
Jonathan J. Novak(5)                              President, Institutional Markets
Todd P. Solash(1)                                 President, Individual Retirement
Don W. Cummings(3)                                Senior Vice President and Controller
William C. Kolbert(4)                             Senior Vice President and Business Information Officer
Stephen A. Maginn(1)                              Senior Vice President and Chief Distribution Officer
Christine A. Nixon(1)                             Senior Vice President
Gabriel A. Lopez(1)                               Senior Vice President, Operations Individual Retirement
Sabyasachi Ray(3)                                 Senior Vice President and Chief Operations Officer
Kevin K. DePeugh (4)                              Senior Vice President and Chief Information Security Officer
Kyle L. Jennings                                  Senior Vice President and Chief Compliance Officer
Yoav Tamir(1)                                     Senior Vice President, Market Risk Management
Sai P. Raman(4)                                   Senior Vice President, Institutional Markets
Timothy M. Heslin                                 Senior Vice President, Life, Disability and Health Products
Bryan A. Pinsky(1)                                Senior Vice President, Individual Retirement Products
Craig A. Anderson                                 Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                          Vice President and Treasurer
Mallary L. Reznik(1)                              Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                               Vice President and Secretary
Mark A. Peterson                                  Vice President, Distribution
Christina M. Haley(1)                             Vice President, Product Filing
Mary M. Newitt(1)                                 Vice President, Product Filing
Leo W. Grace                                      Vice President, Product Filing
Tracey E. Harris                                  Vice President, Product Filing
Michael J. Kirincic (6)                           Vice President and Tax Officer
T. Clay Spires                                    Vice President and Tax Officer
Daniel R. Cricks                                  Vice President and Tax Officer
Josephine B. Lowman                               Vice President and Tax Officer
Michael E. Treske(1)                              Vice President, Distribution
Frank Kophamel                                    Vice President and Appointed Actuary
Michelle D. Campion(5)                            Vice President
Jeffrey S. Flinn                                  Vice President
Jennifer N. Miller(5)                             Vice President
Manda Ghaferi(1)                                  Vice President
Timothy L. Gladura                                Vice President
Erin N. Elliott                                   Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                   Vice President and Assistant Life Controller




NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Jennifer A. Roth (1)                              Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                Assistant Secretary
Virginia N. Puzon(1)                              Assistant Secretary
Rosemary Foster                                   Assistant Secretary
Michael Plotkin(2)                                Assistant Tax Officer
Grace D. Harvey                                   Illustration Actuary
Laszlo Kulin(6)                                   Investment Tax Officer
Alireza Vaseghi(6)                                Managing Director and Chief Operating Officer, Institutional
                                                  Markets
Melissa H. Cozart                                 Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367
(2)   2000 American General Way, Brentwood, TN 37027
(3)   175 Water Street, New York, NY 10038
(4)   50 Danbury Road, Wilton, CT 06897
(5)   777 S. Figueroa Street, Los Angeles, CA 90017
(6)   80 Pine Street, New York, NY 10005
(7)   147 Warrenton Drive, Houston, TX 77024
(8)   3435 Sassafras Court, The Villages, FL 32163
(9)   2623 Pinebend Drive, Pearland, TX 77584


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-17-000017, filed on February 23, 2017. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of September 18, 2017, the number of Polaris Select Investor contracts funded by FS Variable Separate Account was 63, of which 23 were qualified contracts and 40 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:


     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operation Officer,
                               Controller and Treasurer
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities

     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 175 Water Street, New York, New York 10038 or at The United States Life Insurance Company in the City of New York's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 2nd day of October, 2017.



                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  THE UNITED STATES LIFE INSURANCE
                                          COMPANY IN THE CITY OF NEW YORK
                                          (On behalf of the Registrant and
                                          itself)



                                       BY: /s/  CRAIG A. ANDERSON

                                          -------------------------------------

                                          CRAIG A. ANDERSON

                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                       TITLE                                DATE
---------------------------------   ----------------------------------------------------   ----------------
*KEVIN T. HOGAN                       Director, Chairman of the Board, Chief Executive     October 2, 2017
------------------------------                     Officer, and President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                 Director, Senior Vice President and Chief Risk      October 2, 2017
------------------------------                             Officer
KATHERINE A. ANDERSON

*ROBERT M. BEUERLEIN                                      Director                         October 2, 2017
------------------------------
ROBERT M. BEUERLEIN

*WILLIAM J. CARR                                          Director                         October 2, 2017
------------------------------
WILLIAM J. CARR

*THOMAS J. DIEMER                       Director, Executive Vice President and Chief       October 2, 2017
------------------------------                        Financial Officer
THOMAS J. DIEMER

*GAURAV D. GARG                                           Director                         October 2, 2017
------------------------------
GAURAV D. GARG

*DEBORAH A. GERO                          Director, Senior Vice President and Chief        October 2, 2017
------------------------------                       Investment Officer
DEBORAH A. GERO

*MICHAEL P. HARWOOD                  Director, Senior Vice President, Chief Actuary and    October 2, 2017
------------------------------                 Corporate Illustration Actuary
MICHAEL P. HARWOOD

*GLEN D. KELLER                                           Director                         October 2, 2017
------------------------------
GLEN D. KELLER

*JANA W. GREER                         Chief Executive Officer, Individual Retirement      October 2, 2017
------------------------------
JANA W. GREER

*DON W. CUMMINGS                            Senior Vice President and Controller           October 2, 2017
------------------------------
DON W. CUMMINGS

/s/  CRAIG A. ANDERSON                    Senior Vice President and Life Controller        October 2, 2017
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                    Attorney-in-Fact                     October 2, 2017
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.                           DESCRIPTION
-------------   ---------------------------------------------------------
(4) (j)         USL Return of Purchase Payment Death Benefit Endorsement
(10)            Consent